Financial Statements and Supplementary Information

                    Western-Southern Life Assurance Company
                               Separate Account 1

                         Period ended December 31, 2000
                      with Report of Independent Auditors

                     Western-Southern Life Assurance Company
                               Separate Account 1

               Financial Statements and Supplementary Information


                         Period ended December 31, 2000





                                    Contents

Report of Independent Auditors..............................................1

Audited Financial Statements

Statement of Net Assets.....................................................2
Statement of Operations and Changes in Net Assets
 for the Period ended December 31, 2000.....................................3
Statement of Operations and Changes in Net Assets
 for the Period ended December 31, 1999.....................................5
Notes to Financial Statements...............................................7

Supplementary Information
Selected Per Unit Data and Ratios for the Period ended December 31, 2000...14 Selected Per Unit Data and Ratios for the Period ended December 31, 1999...22

                         Report of Independent Auditors

Contractholders of Western-Southern Life Assurance Company Separate Account 1 and
Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of net assets of Western-Southern Life Assurance Company Separate Account 1 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Deutsche VIT Equity 500 Index Fund, MFS VIT Emerging Growth Series, MFS VIT Growth with Income Series, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone Small Cap Value Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Income Opportunity Fund, Touchstone High Yield Bond Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Enhanced 30 Fund, Touchstone Balanced Fund, Touchstone Bond Fund and Touchstone Standby Income Fund) as of December 31, 2000, and the related statements of operations and changes in net assets and selected per unit data and ratios for the periods indicated therein. These financial statements and per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 2000, and the results of their operations and changes in their net assets and the selected per unit data and ratios for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



Cincinnati, Ohio                                       /s/  Ernst & Young, LLP
April 3, 2001

           Western-Southern Life Assurance Company Separate Account 1

                             Statement of Net Assets

                                December 31, 2000

Assets
Investments at current market value:
      AIM Variable Insurance Funds, Inc. (unaffiliated issuer)
          AIM V.I. Growth Fund (765,090 shares, cost $23,495,485)                              $ 18,989,525
          AIM V.I. Government Securities Fund (132,837 shares, cost $1,450,712)                   1,482,465
      The Alger American Fund (unaffiliated issuer)
          Alger American Small Capitalization Portfolio (258,952 shares, cost $10,315,365)        6,082,778
          Alger American Growth Portfolio (447,847 shares, cost $25,881,254)                     21,169,728
      Bankers Trust Company (unaffiliated issuer)
          Deutsche VIT Equity 500 Index Fund (119,163 shares, cost $1,798,303)                    1,640,876
      MFS Variable Insurance Trust (unaffiliated issuer)
          MFS VIT Emerging Growth Series (457,114 shares, cost $15,511,327)                      13,183,165
          MFS VIT Growth with Income Series (578,127 shares, cost $11,955,971)                   12,146,445
      PIMCO Variable Insurance Trust (unaffiliated issuer)
          Pimco Long-Term U.S. Government Bond Portfolio (538,594 shares, cost $5,272,951)        5,687,550
      Touchstone Variable Series Trust (affiliated issuer)
          Touchstone Small Cap Value Fund (169,291 shares, cost $1,632,452)                         970,038
          Touchstone Emerging Growth Fund (1,720,699 shares, cost $29,836,359)                   34,792,534
          Touchstone International Equity Fund (2,236,833 shares, cost $29,811,373)              24,045,958
          Touchstone Income Opportunity Fund (2,377,761 shares, cost $20,852,947)                15,859,664
          Touchstone High Yield Bond Fund (264,751 shares, cost $2,272,654)                       2,046,528
          Touchstone Value Plus Fund (549,842 shares, cost $6,018,291)                            5,830,001
          Touchstone Growth & Income Fund (3,035,222 shares, cost $32,017,218)                   34,176,599
          Touchstone Enhanced 30 Fund (230,879 shares, cost $2,342,843)                           2,350,346
          Touchstone Balanced Fund (2,041,650 shares, cost $29,318,936)                          29,073,094
          Touchstone Bond Fund (1,704,532 shares cost $17,324,201)                               17,471,451
          Touchstone Standby Income Fund (1,570,648 shares, cost $15,565,126)                    15,549,415
                                                                                               ------------

      Total invested assets                                                                     262,548,160

Liabilities
Accounts payable                                                                                      8,005
                                                                                               ------------

      Total liabilities                                                                               8,005
                                                                                               ------------

      Total net assets                                                                         $262,540,155
                                                                                               ============

Analysis of Net Assets
Variable annuity contracts                                                                     $262,536,363
Retained in the variable account by Western-Southern Life Assurance Company                           3,792
                                                                                               ------------

      Total net assets                                                                         $262,540,155
                                                                                               ============

See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2000

                                                                                                                          Alger
                                                                                                         AIM V.I.       American
                                                                                        AIM V.I.       Government        Small
                                                                                         Growth        Securities    Capitalization
                                                                            Total      Sub-Account     Sub-Account     Sub-Account
                                                                      --------------------------------------------------------------
Income:
     Dividends and capital gains                                      $  29,504,507   $     638,951   $      68,065   $   2,455,582
     Miscellaneous income (loss)                                             27,073          26,223            (172)          9,019

Expenses:
     Mortality and expense risk, and administrative charge                3,660,344         282,700          16,225          84,198
                                                                      --------------------------------------------------------------

     Net investment income (loss)                                        25,871,236         382,474          51,668       2,380,403
                                                                      --------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on investments     (32,953,814)     (6,599,899)         53,732      (4,677,178)

Realized gain (loss) on investments                                       1,349,332         684,259           1,075        (269,359)
                                                                      --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  (31,604,482)     (5,915,640)         54,807      (4,946,537)
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (5,733,246)     (5,533,166)        106,475      (2,566,134)
                                                                      --------------------------------------------------------------

Contract owners activity:
     Contributions received from contract owners                         26,134,534       3,783,073         495,092       1,670,231

     Net transfers between subaccounts and/or fixed account              12,897,632       7,036,570         509,936       5,093,810

     Withdrawals and surrenders                                         (42,705,056)     (2,480,740)       (330,844)       (498,911)

     Contract maintenance charge                                           (187,259)        (11,772)           (501)         (3,158)
                                                                      --------------------------------------------------------------

Net increase (decrease) from contract activity                           (3,860,149)      8,327,131         673,683       6,261,972
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets                                    (9,593,395)      2,793,965         780,158       3,695,838
                                                                      --------------------------------------------------------------

Net assets, at beginning of period                                      272,133,550      16,195,558         702,307       2,386,940
                                                                      --------------------------------------------------------------

Net assets, at end of period                                          $ 262,540,155   $  18,989,523   $   1,482,465   $   6,082,778
                                                                      ==============================================================


                                                                         Alger        Deutsche VIT        MFS VIT
                                                                        American        Equity 500       Emerging
                                                                         Growth           Index           Growth
                                                                       Sub-Account     Sub-Account*     Sub-Account
                                                                      --------------------------------------------------
Income:
     Dividends and capital gains                                      $   3,114,467    $         953    $     726,306
     Miscellaneous income (loss)                                             16,219            1,593            6,861

Expenses:
     Mortality and expense risk, and administrative charge                  316,163           12,356          182,799
                                                                      --------------------------------------------------

     Net investment income (loss)                                         2,814,523           (9,810)         550,368
                                                                      --------------------------------------------------

Net change in unrealized appreciation (depreciation) on investments      (7,556,080)        (157,427)      (4,850,664)

Realized gain (loss) on investments                                         529,398           (7,777)         730,166
                                                                      --------------------------------------------------

Net realized and unrealized gain (loss) on investments                   (7,026,682)        (165,204)      (4,120,498)
                                                                      --------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (4,212,159)        (175,014)      (3,570,130)
                                                                      --------------------------------------------------

Contract owners activity:
     Contributions received from contract owners                          3,303,611          513,998        3,806,712

     Net transfers between subaccounts and/or fixed account               6,498,392        1,350,635        6,684,509

     Withdrawals and surrenders                                          (3,249,044)         (48,420)      (1,907,421)

     Contract maintenance charge                                            (14,760)            (323)          (8,580)
                                                                      --------------------------------------------------

Net increase (decrease) from contract activity                            6,538,199        1,815,890        8,575,220
                                                                      --------------------------------------------------

Net increase (decrease) in net assets                                     2,326,040        1,640,876        5,005,090
                                                                      --------------------------------------------------

Net assets, at beginning of period                                       18,843,686               --        8,178,071
                                                                      --------------------------------------------------

Net assets, at end of period                                          $  21,169,726    $   1,640,876    $  13,183,161
                                                                      ==================================================

                                                                                      PIMCO Long-
                                                                        MFS VIT         Term U.S.        Touchstone
                                                                      Growth with      Government        Small Cap
                                                                         Income           Bond             Value
                                                                      Sub-Account      Sub-Account      Sub-Account
                                                                     -----------------------------------------------
Income:
     Dividends and capital gains                                     $     139,591    $     199,110    $     372,289
     Miscellaneous income (loss)                                            (1,075)             958            3,291

Expenses:
     Mortality and expense risk, and administrative charge                 150,369           46,635           10,659
                                                                     -----------------------------------------------

     Net investment income (loss)                                          (11,853)         153,433          364,921
                                                                     -----------------------------------------------

Net change in unrealized appreciation (depreciation) on investments       (162,187)         499,168         (690,852)

Realized gain (loss) on investments                                         26,391           12,252           13,679
                                                                     -----------------------------------------------

Net realized and unrealized gain (loss) on investments                    (135,796)         511,420         (677,173)
                                                                     -----------------------------------------------

Net increase (decrease) in net assets resulting from operations           (147,649)         664,853         (312,252)
                                                                     -----------------------------------------------

Contract owners activity:
     Contributions received from contract owners                         1,621,297          501,819          283,479

     Net transfers between subaccounts and/or fixed account              2,717,054        2,486,219          790,038

     Withdrawals and surrenders                                         (1,242,347)        (462,997)         (52,851)

     Contract maintenance charge                                            (7,131)          (1,981)            (439)
                                                                     -----------------------------------------------

Net increase (decrease) from contract activity                           3,088,873        2,523,060        1,020,227
                                                                     -----------------------------------------------

Net increase (decrease) in net assets                                    2,941,224        3,187,913          707,975
                                                                     -----------------------------------------------

Net assets, at beginning of period                                       9,205,222        2,497,684          262,012
                                                                     -----------------------------------------------

Net assets, at end of period                                         $  12,146,446    $   5,685,597    $     969,987
                                                                     ===============================================

See accompanying notes

*     For the period May 3, 2000 (commencement of operations) to December 31,
      2000

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

           Western-Southern Life Assurance Company Separate Account 1

                         Period Ended December 31, 2000

                                                                        Touchstone      Touchstone    Touchstone        Touchstone
                                                                         Emerging     International     Income         High Yield
                                                                         Growth           Equity      Opportunity          Bond
                                                                       Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                                                      --------------------------------------------------------------
Income:
  Dividends and capital gains                                         $  6,517,640    $  5,802,414    $  1,970,462    $    197,236
  Miscellaneous income (loss)                                              (18,074)          6,618           1,900              53

Expenses:
  Mortality and expense risk, and administrative charge                    445,025         363,288         251,677          22,821
                                                                      --------------------------------------------------------------

  Net investment income (loss)                                           6,054,541       5,445,744       1,720,685         174,468
                                                                      --------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on investments       (117,344)    (12,069,127)      1,203,127        (105,712)

Realized gain (loss) on investments                                      2,218,921         615,221      (3,323,276)        (84,156)
                                                                      --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                   2,101,577     (11,453,906)     (2,120,149)       (189,868)
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          8,156,118      (6,008,162)       (399,464)        (15,400)
                                                                      --------------------------------------------------------------

Contract owners activity:
  Contributions received from contract owners                            1,837,761       2,303,051         687,737         425,291

  Net transfers between subaccounts and/or fixed account                (1,775,902)      1,928,639      (3,309,969)        828,117

  Withdrawals and surrenders                                            (4,694,661)     (4,140,692)     (3,493,688)       (315,412)

  Contract maintenance charge                                              (25,514)        (19,671)        (15,263)           (778)
                                                                      --------------------------------------------------------------

Net increase (decrease) from contract activity                          (4,658,316)         71,327      (6,131,183)        937,218
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets                                    3,497,802      (5,936,835)     (6,530,647)        921,818
                                                                      --------------------------------------------------------------

Net assets, at beginning of period                                      31,294,731      29,982,774      22,390,283       1,124,695
                                                                      --------------------------------------------------------------

Net assets, at end of period                                          $ 34,792,533    $ 24,045,939    $ 15,859,636    $  2,046,513
                                                                      ==============================================================

                                                                                     Touchstone
                                                                      Touchstone      Growth &       Touchstone
                                                                      Value Plus       Income        Enhanced 30
                                                                      Sub-Account    Sub-Account     Sub-Account
                                                                     --------------------------------------------
Income:
  Dividends and capital gains                                        $    456,521    $  2,135,126    $     13,285
  Miscellaneous income (loss)                                              (1,707)         (2,844)          1,154

Expenses:
  Mortality and expense risk, and administrative charge                    78,319         472,971          27,829
                                                                     --------------------------------------------

  Net investment income (loss)                                            376,495       1,659,311         (13,390)
                                                                     --------------------------------------------

Net change in unrealized appreciation (depreciation) on investments      (465,238)      1,231,357        (162,273)

Realized gain (loss) on investments                                       132,891         194,936          90,185
                                                                     --------------------------------------------

Net realized and unrealized gain (loss) on investments                   (332,347)      1,426,293         (72,088)
                                                                     --------------------------------------------

Net increase (decrease) in net assets resulting from operations            44,148       3,085,604         (85,478)
                                                                     --------------------------------------------

Contract owners activity:
  Contributions received from contract owners                             546,358         980,462         514,791

  Net transfers between subaccounts and/or fixed account                 (341,237)     (6,749,250)       (747,086)

  Withdrawals and surrenders                                             (687,929)     (7,195,929)       (243,441)

  Contract maintenance charge                                              (3,592)        (29,537)         (1,255)
                                                                     --------------------------------------------

Net increase (decrease) from contract activity                           (486,400)    (12,994,254)       (476,991)
                                                                     --------------------------------------------

Net increase (decrease) in net assets                                    (442,252)     (9,908,650)       (562,469)
                                                                     --------------------------------------------

Net assets, at beginning of period                                      6,272,240      44,085,246       2,912,815
                                                                     --------------------------------------------

Net assets, at end of period                                         $  5,829,988    $ 34,176,596    $  2,350,346
                                                                     ============================================

                                                                                                      Touchstone
                                                                     Touchstone      Touchstone         Standby
                                                                      Balanced          Bond            Income
                                                                     Sub-Account     Sub-Account      Sub-Account
                                                                     --------------------------------------------
Income:
  Dividends and capital gains                                        $  2,442,096    $  1,041,063    $  1,213,350
  Miscellaneous income (loss)                                             (10,620)         (3,150)         (9,174)

Expenses:
  Mortality and expense risk, and administrative charge                   391,566         246,915         257,829
                                                                     --------------------------------------------

  Net investment income (loss)                                          2,039,910         790,998         946,347
                                                                     --------------------------------------------

Net change in unrealized appreciation (depreciation) on investments     1,039,270         525,761         107,752

Realized gain (loss) on investments                                       (85,701)         23,707        (153,480)
                                                                     --------------------------------------------

Net realized and unrealized gain (loss) on investments                    953,569         549,468         (45,728)
                                                                     --------------------------------------------

Net increase (decrease) in net assets resulting from operations         2,993,479       1,340,466         900,619
                                                                     --------------------------------------------

Contract owners activity:
  Contributions received from contract owners                             983,882         656,944       1,218,945

  Net transfers between subaccounts and/or fixed account               (2,934,639)     (1,747,523)     (5,420,681)

  Withdrawals and surrenders                                           (4,494,974)     (3,241,943)     (3,922,812)

  Contract maintenance charge                                             (20,408)        (12,197)        (10,399)
                                                                     --------------------------------------------

Net increase (decrease) from contract activity                         (6,466,139)     (4,344,719)     (8,134,947)
                                                                     --------------------------------------------

Net increase (decrease) in net assets                                  (3,472,660)     (3,004,253)     (7,234,328)
                                                                     --------------------------------------------

Net assets, at beginning of period                                     32,545,745      20,475,695      22,777,846
                                                                     --------------------------------------------

Net assets, at end of period                                         $ 29,073,085    $ 17,471,442    $ 15,543,518
                                                                     ============================================

See accompanying notes

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 1999

                                                                                                                           Alger
                                                                                                         AIM V.I.        American
                                                                                        AIM V.I.       Government          Small
                                                                                         Growth        Securities     Capitalization
                                                                           Total       Sub-Account*    Sub-Account*    Sub-Account*
                                                                      --------------------------------------------------------------
Income:
  Dividends and capital gains                                         $  15,651,106    $     545,103   $      25,152  $          --
     income (loss)                                                           66,598             (479)            648          6,148

Expenses:
  Mortality and expense risk, and administrative charge                   3,274,568           70,929           4,569          8,034
                                                                      --------------------------------------------------------------

   Net investment income (loss)                                          12,443,136          473,695          21,231         (1,886)

Net change in unrealized appreciation (depreciation) on investments      18,944,602        2,093,939         (21,979)       444,591

Realized gain (loss) on investments                                         877,188           18,950           1,987         23,881
                                                                      --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                   19,821,790        2,112,889         (19,992)       468,472
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          32,264,926        2,586,584           1,239        466,586
                                                                      --------------------------------------------------------------

Contract owners activity:
  Contributions received from contract owners                            38,034,180        1,193,467         184,753        302,317

  Net transfers between subaccounts and/or fixed account                 14,754,302       13,091,897         545,688      1,639,137

  Withdrawals and surrenders                                            (35,539,462)        (673,978)        (29,267)       (20,849)

  Contract maintenance charge                                              (164,087)          (2,412)           (106)          (251)
                                                                      --------------------------------------------------------------

Net increase from contract activity                                      17,084,933       13,608,974         701,068      1,920,354
                                                                      --------------------------------------------------------------

Net increase in net assets                                               49,349,859       16,195,558         702,307      2,386,940
                                                                      --------------------------------------------------------------

Net assets, at beginning of period                                      222,783,691               --              --             --
                                                                      --------------------------------------------------------------

Net assets, at end of period                                          $ 272,133,550    $  16,195,558   $     702,307  $   2,386,940
                                                                      ==============================================================


                                                                          Alger          MFS VIT        MFS VIT
                                                                        American        Emerging      Growth with
                                                                         Growth           Growth         Income
                                                                       Sub-Account*    Sub-Account*   Sub-Account*
                                                                      ---------------------------------------------
Income:
  Dividends and capital gains                                         $          --   $          --  $          --
     income (loss)                                                           16,496          23,292          2,071

Expenses:
  Mortality and expense risk, and administrative charge                      93,476          26,405         46,298
                                                                      ---------------------------------------------

   Net investment income (loss)                                             (76,980)         (3,113)       (44,227)

Net change in unrealized appreciation (depreciation) on investments       2,844,554       2,522,501        352,661

Realized gain (loss) on investments                                          73,047          77,751        (10,940)
                                                                      ---------------------------------------------

Net realized and unrealized gain (loss) on investments                    2,917,601       2,600,252        341,721
                                                                      ---------------------------------------------

Net increase (decrease) in net assets resulting from operations           2,840,621       2,597,139        297,494
                                                                      ---------------------------------------------

Contract owners activity:
  Contributions received from contract owners                             1,279,276         878,014      1,154,252

  Net transfers between subaccounts and/or fixed account                 15,867,691       4,970,017      8,310,446

  Withdrawals and surrenders                                             (1,140,229)       (266,368)      (555,130)

  Contract maintenance charge                                                (3,673)           (731)        (1,840)
                                                                      ---------------------------------------------

Net increase from contract activity                                      16,003,065       5,580,932      8,907,728
                                                                      ---------------------------------------------

Net increase in net assets                                               18,843,686       8,178,071      9,205,222
                                                                      ---------------------------------------------

Net assets, at beginning of period                                               --              --             --
                                                                      ---------------------------------------------

Net assets, at end of period                                          $  18,843,686   $   8,178,071  $   9,205,222
                                                                      =============================================

                                                                      PIMCO Long-
                                                                       Term U.S.       Touchstone
                                                                       Government       Small Cap
                                                                          Bond            Value
                                                                      Sub-Account*     Sub-Account*
                                                                     ------------------------------
Income:
  Dividends and capital gains                                        $      54,475    $          --
     income (loss)                                                             (45)            (669)

Expenses:
  Mortality and expense risk, and administrative charge                     12,886            1,068
                                                                     ------------------------------

   Net investment income (loss)                                             41,544           (1,737)

Net change in unrealized appreciation (depreciation) on investments        (84,568)          28,437

Realized gain (loss) on investments                                        (14,078)             147
                                                                     ------------------------------

Net realized and unrealized gain (loss) on investments                     (98,646)          28,584
                                                                     ------------------------------

Net increase (decrease) in net assets resulting from operations            (57,102)          26,847
                                                                     ------------------------------

Contract owners activity:
  Contributions received from contract owners                              412,680           30,233

  Net transfers between subaccounts and/or fixed account                 2,199,940          207,049

  Withdrawals and surrenders                                               (57,540)          (2,076)

  Contract maintenance charge                                                 (294)             (41)
                                                                     ------------------------------

Net increase from contract activity                                      2,554,786          235,165
                                                                     ------------------------------

Net increase in net assets                                               2,497,684          262,012
                                                                     ------------------------------

Net assets, at beginning of period                                              --               --
                                                                     ------------------------------

Net assets, at end of period                                         $   2,497,684    $     262,012
                                                                     ==============================

See accompanying notes.

*     For the period May 17, 1999 (commencement of operations) to December 31,
      1999.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

           Western-Southern Life Assurance Company Separate Account 1

                         Period Ended December 31, 1999

                                                                       Touchstone     Touchstone      Touchstone        Touchstone
                                                                        Emerging     International      Income          High Yield
                                                                         Growth         Equity        Opportunity          Bond
                                                                      Sub-Account     Sub-Account     Sub-Account      Sub-Account*
                                                                      -------------------------------------------------------------
Income:
      Dividends and capital gains                                     $  4,461,162    $  2,333,180    $  3,289,948    $     67,309
      Miscellaneous income (loss)                                            7,874           7,314           4,059            (525)

Expenses:
      Mortality and expense risk, and administrative charge                363,409         352,581         372,731           6,598
                                                                      -------------------------------------------------------------

      Net investment income (loss)                                       4,105,627       1,987,913       2,921,276          60,186

Net change in unrealized appreciation (depreciation) on investments      4,381,161       4,459,056       1,893,908        (120,415)

Realized gain (loss) on investments                                      1,951,255       1,527,227      (4,546,198)         (4,884)
                                                                      -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                   6,332,416       5,986,283      (2,652,290)       (125,299)
                                                                      -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         10,438,043       7,974,196         268,986         (65,113)
                                                                      -------------------------------------------------------------

Contract owners activity:
      Contributions received from contract owners                        2,863,523       3,096,907       3,648,734          95,244

      Net transfers between subaccounts and/or fixed account            (5,377,672)     (3,304,612)     (9,271,705)      1,117,907

      Withdrawals and surrenders                                        (3,983,109)     (3,703,777)     (3,660,134)        (23,217)

      Contract maintenance charge                                          (21,868)        (18,744)        (20,259)           (126)
                                                                      -------------------------------------------------------------

Net increase (decrease) from contract activity                          (6,519,126)     (3,930,226)     (9,303,364)      1,189,808
                                                                      -------------------------------------------------------------

Net increase (decrease) in net assets                                    3,918,917       4,043,970      (9,034,378)      1,124,695
                                                                      -------------------------------------------------------------

Net assets, at beginning of period                                      27,375,814      25,938,804      31,424,661              --
                                                                      -------------------------------------------------------------

Net assets, at end of period                                          $ 31,294,731    $ 29,982,774    $ 22,390,283    $  1,124,695
                                                                      =============================================================

                                                                                      Touchstone
                                                                       Touchstone      Growth &       Touchstone
                                                                       Value Plus       Income        Enhanced 30
                                                                      Sub-Account     Sub-Account     Sub-Account*
                                                                      ---------------------------------------------
Income:
      Dividends and capital gains                                     $    260,091    $         --    $     13,371
      Miscellaneous income (loss)                                            4,805          (3,636)          2,402

Expenses:
      Mortality and expense risk, and administrative charge                 85,334         715,777          12,636
                                                                      ---------------------------------------------

      Net investment income (loss)                                         179,562        (719,413)          3,137

Net change in unrealized appreciation (depreciation) on investments         57,543         928,024         169,776

Realized gain (loss) on investments                                        502,737         849,333           3,085
                                                                      ---------------------------------------------

Net realized and unrealized gain (loss) on investments                     560,280       1,777,357         172,861
                                                                      ---------------------------------------------

Net increase (decrease) in net assets resulting from operations            739,842       1,057,944         175,998
                                                                      ---------------------------------------------

Contract owners activity:
      Contributions received from contract owners                        2,136,366       6,681,395         259,554

      Net transfers between subaccounts and/or fixed account             1,947,871     (10,774,601)      2,535,592

      Withdrawals and surrenders                                          (951,317)     (7,303,961)        (57,867)

      Contract maintenance charge                                           (3,664)        (40,989)           (462)
                                                                      ---------------------------------------------

Net increase (decrease) from contract activity                           3,129,256     (11,438,156)      2,736,817
                                                                      ---------------------------------------------

Net increase (decrease) in net assets                                    3,869,098     (10,380,212)      2,912,815
                                                                      ---------------------------------------------

Net assets, at beginning of period                                       2,403,142      54,465,458              --
                                                                      ---------------------------------------------

Net assets, at end of period                                          $  6,272,240    $ 44,085,246    $  2,912,815
                                                                      =============================================

                                                                                                     Touchstone
                                                                     Touchstone      Touchstone        Standby
                                                                      Balanced           Bond           Income
                                                                     Sub-Account     Sub-Account     Sub-Account
                                                                     --------------------------------------------
Income:
      Dividends and capital gains                                    $  3,167,267    $    218,816    $  1,215,232
      Miscellaneous income (loss)                                          (1,209)           (818)         (1,130)

Expenses:
      Mortality and expense risk, and administrative charge               490,941         321,625         289,271
                                                                     --------------------------------------------

      Net investment income (loss)                                      2,675,117        (103,627)        924,831

Net change in unrealized appreciation (depreciation) on investments      (493,395)       (378,512)       (132,680)

Realized gain (loss) on investments                                       653,179        (169,740)        (59,551)
                                                                     --------------------------------------------

Net realized and unrealized gain (loss) on investments                    159,784        (548,252)       (192,231)
                                                                     --------------------------------------------

Net increase (decrease) in net assets resulting from operations         2,834,901        (651,879)        732,600
                                                                     --------------------------------------------

Contract owners activity:
      Contributions received from contract owners                       5,475,943       4,245,407       4,096,115

      Net transfers between subaccounts and/or fixed account           (7,904,729)     (4,188,048)      3,142,434

      Withdrawals and surrenders                                       (5,217,610)     (2,975,467)     (4,917,566)

      Contract maintenance charge                                         (24,554)        (14,028)        (10,045)
                                                                     --------------------------------------------

Net increase (decrease) from contract activity                         (7,670,950)     (2,932,136)      2,310,938
                                                                     --------------------------------------------

Net increase (decrease) in net assets                                  (4,836,049)     (3,584,015)      3,043,538
                                                                     --------------------------------------------

Net assets, at beginning of period                                     37,381,794      24,059,710      19,734,308
                                                                     --------------------------------------------

Net assets, at end of period                                         $ 32,545,745    $ 20,475,695    $ 22,777,846
                                                                     ============================================

See accompanying notes.

*     For the period May 17, 1999 (commencement of operations) to December 31,
      1999.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2000


1. Organization and Nature of Business

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. Significant Accounting Policies

The Account has nineteen investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, Bankers Trust Company, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts of each Portfolio and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the variable annuity contracts.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements



3. Contract Charges and Related Party Transactions

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each Sub-Account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit, (Option
1), 1.45% for the Annual Step Up Death Benefit, (Option 2) and 1.55% for the Accumulating Death Benefit (Option 3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals by the Company to cover expenses relating to promotion, sale and distribution of the contracts. These costs are borne directly by the Company and do not affect the Account's financial statements. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

4. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5. Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


6. Purchases and Sales of Investments

The following table shows aggregate cost of shares of the portfolios purchased and proceeds from shares of the portfolios sold by the corresponding sub-accounts for the period (year, unless otherwise noted) ended December 31, 2000.


                                                               Purchases             Sales
                                                        ----------------------------------------


AIM Variable Insurance Funds, Inc.
    AIM V.I. Growth Fund                                     $ 13,018,604         $ 4,309,098
    AIM V.I. Government Securities Fund                         1,120,146             394,801

The Alger American Fund
    Alger American Small Capitalization Portfolio              10,212,048           1,569,649
    Alger American Growth Portfolio                            14,447,061           5,094,360

Bankers Trust Company
    Deutsche VIT Equity 500 Index Fund*                         1,942,198             136,117

MFS Variable Insurance Trust
    MFS VIT Emerging Growth Series                             11,872,683           2,747,105
    MFS VIT Growth with Income Series                           4,662,826           1,585,735

PIMCO Variable Insurance Trust
    PIMCO Long-Term U.S. Government Bond Portfolio              3,300,107             622,379

Touchstone Variable Series Trust
   Touchstone Small Cap Value Fund                              1,555,478             170,280
   Touchstone Emerging Growth Fund                              8,683,454           7,287,275
   Touchstone International Equity Fund                         8,862,076           3,344,976
   Touchstone Income Opportunity Fund                           2,928,225           7,338,716
   Touchstone High Yield Bond Fund                              1,620,930             509,250
   Touchstone Value Plus Fund                                   2,179,384           2,289,292
   Touchstone Growth & Income Fund                              3,176,711          14,511,711
   Touchstone Enhanced 30 Fund                                  1,352,301           1,842,764
   Touchstone Balanced Fund                                     3,285,313           7,711,560
   Touchstone Bond Fund                                         2,257,273           5,810,977
   Touchstone Standby Income Fund                              11,163,013          18,345,656
                                                      ----------------------------------------

           Total                                            $ 107,639,831        $ 85,621,701
                                                      ========================================


* For the period May 3, 2000 (commencement of operations) to December 31, 2000.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

7. Unit Values

The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 2000 to December 31, 2000. Nineteen unit values are calculated for the Touchstone Gold Variable Annuity. Nineteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.


Touchstone Gold Variable Annuity

                                                                          Transfers
                                      Beginning     Units        Units   between Sub-   Ending       Unit            Net
                                       Units     Purchased      Redeemed   accounts     Units       Value           Value
                                     ----------------------------------------------------------------------------------------


AIM V.I. Growth                       1,200,117     278,036     (180,311)    514,331   1,812,173    9.718353    $ 17,611,336
AIM V.I. Government Securities           51,404      45,633      (30,254)     44,416     111,199   10.788341       1,199,649

Alger American Small Capitalization     150,574     127,911      (38,233)    332,735     572,987    9.802330       5,616,603
Alger American Growth                 1,426,332     249,639     (258,137)    501,011   1,918,845   10.133785      19,445,161

Deutsche VIT Equity 500 Index *               -      50,427       (4,948)    128,133     173,612    9.303488       1,615,202

MFS VIT Emerging Growth                 424,862     222,833     (109,153)    378,575     917,117   13.016406      11,937,572
MFS VIT Growth with Income              842,535     150,722     (115,316)    241,545   1,119,486   10.146955      11,359,376

PIMCO Long-Term U.S. Government Bond    234,504      47,534      (36,984)    224,667     469,721   11.533723       5,417,636

Touchstone Small Cap Value               19,113      20,600       (3,652)     60,673      96,734    9.097565         880,039
Touchstone Emerging Growth            1,194,568      57,670     (157,595)    (67,364)  1,027,279   31.905234      32,775,591
Touchstone International Equity       1,273,417     100,557     (200,946)     85,498   1,258,526   17.866975      22,486,051
Touchstone Income Opportunity         1,405,602      43,096     (225,439)   (204,519)  1,018,740   14.891796      15,170,861
Touchstone High Yield Bond              108,456      44,308      (31,835)     80,635     201,564    9.002382       1,814,559
Touchstone Value Plus                   503,145      44,207      (58,159)    (33,932)    455,261   11.632177       5,295,680
Touchstone Growth & Income            2,362,289      52,391     (391,968)   (368,056)  1,654,656   19.874253      32,885,050
Touchstone Enhanced 30                  263,644      48,119      (20,093)    (70,647)    221,023   10.197589       2,253,900
Touchstone Balanced                   1,713,391      47,929     (232,076)   (152,694)  1,376,550   20.185864      27,786,849
Touchstone Bond                       1,527,257      47,264     (245,371)   (131,289)  1,197,861   13.602365      16,293,736
Touchstone Standby Income             1,832,005      92,231     (317,592)   (432,076)  1,174,568   12.608714      14,809,798
                                                                                                             ----------------
     Total - Touchstone Gold Variable Annuity                                                                  $ 246,654,649
                                                                                                             ================



*Calculation of the Deutsche VIT Equity 500 Index unit value began May 3, 2000 when this sub-account commenced operations.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


7.   Unit Values (continued)


                                                                            Transfers
                                         Beginning     Units        Units   between Sub-   Ending       Unit            Net
                                          Units     Purchased      Redeemed   accounts     Units       Value           Value
                                      ----------------------------------------------------------------------------------------


AIM V.I. Growth                            25,247      10,051   (13,724)      10,404       31,978    9.718353       $ 310,778
AIM V.I. Government Securities             10,015         348       (44)       4,710       15,029   10.788341         162,140

Alger American Small Capitalization         7,894       2,563      (150)      11,813       22,120    9.802330         216,825
Alger American Growth                      19,756      12,778    (6,966)      10,030       35,598   10.133785         360,745

Deutsche VIT Equity 500 Index *                 -         158         -        1,978        2,136    9.303488          19,864

MFS VIT Emerging Growth                    16,112       8,298    (6,745)       8,778       26,443   13.016406         344,195
MFS VIT Growth with Income                  9,476       3,901      (362)       9,975       22,990   10.146955         233,279

PIMCO Long-Term U.S. Government  Bond      10,139       1,220       (90)        (608)      10,661   11.533723         122,957

Touchstone Small Cap Value                    127       3,437       (61)       1,549        5,052    9.097565          45,962
Touchstone Emerging Growth                 15,131       7,696    (4,332)         712       19,207   18.180877         349,207
Touchstone International Equity            12,759      12,007      (802)       7,129       31,093   11.684406         363,299
Touchstone Income Opportunity              19,373       1,330    (1,985)     (10,052)       8,666    8.362419          72,469
Touchstone High Yield Bond                     18       2,307      (739)       6,524        8,110    9.002382          73,009
Touchstone Value Plus                       2,173       4,103       (70)       1,014        7,220   11.632177          83,987
Touchstone Growth & Income                 24,655       3,635    (3,020)      (4,970)      20,300   11.130605         225,948
Touchstone Enhanced 30                        571       1,756       (62)       1,143        3,408   10.197589          34,752
Touchstone Balanced                        25,302       7,713    (1,636)      (3,262)      28,117   12.133367         341,154
Touchstone Bond                            18,322       1,914      (739)      (3,429)      16,068   11.058876         177,690
Touchstone Standby Income                  11,207       6,616      (374)      (7,676)       9,773   11.245983         109,903
                                                                                                              ----------------
     Total - Touchstone Select Variable Annuity - Death Benefit Option 1                                          $ 3,648,163
                                                                                                              ================



*Calculation of the Deutsche VIT Equity 500 Index unit value began May 3, 2000 when this sub-account commenced operations.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


7. Unit Values (continued)



Touchstone Select Variable Annuity - Death Benefit Option 2


                                                                             Transfers
                                        Beginning     Units         Units   between Sub-   Ending       Unit        Net
                                          Units     Purchased      Redeemed   accounts     Units       Value        Value
                                       ------------------------------------------------------------------------------------

AIM V.I. Growth                           68,418       10,067      (3,302)     16,860       92,043   9.702867    $ 893,081
AIM V.I. Government Securities             1,567        2,999         (24)        735        5,277  10.771159       56,842

Alger American Small Capitalization        7,751          875        (527)      7,923       16,022   9.786706      156,803
Alger American Growth                     97,614        9,401      (4,360)      9,479      112,134  10.117632    1,134,528

Deutsche VIT Equity 500 Index *                -           29           -         594          623   9.297478        5,782

MFS VIT Emerging Growth                   45,851        6,544      (2,148)      7,139       57,386  12.995676      745,769
MFS VIT Growth with Income                32,605        2,709      (2,448)      9,169       42,035  10.130766      425,847

PIMCO Long-Term U.S. Government  Bond      5,986           30        (659)      1,651        7,008  11.515339       80,698

Touchstone Small Cap Value                     3          646          (2)      1,656        2,303   9.083069       20,917
Touchstone Emerging Growth                70,531        3,150      (1,377)       (655)      71,649  18.130187    1,299,014
Touchstone International Equity           55,022        6,192      (1,708)      8,068       67,574  11.651842      787,362
Touchstone Income Opportunity             54,310        2,902      (3,364)    (12,382)      41,466   8.339078      345,784
Touchstone High Yield Bond                 6,050          628        (473)      5,657       11,862   8.988043      106,616
Touchstone Value Plus                     30,313          232        (708)      2,991       32,828  11.601727      380,861
Touchstone Growth & Income                92,281        1,268     (11,115)    (21,971)      60,463  11.100072      671,139
Touchstone Enhanced 30                     3,026           58        (371)        130        2,843  10.181352       28,950
Touchstone Balanced                       59,641          871      (8,522)    (15,801)      36,189  12.099532      437,867
Touchstone Bond                           59,319        3,186      (2,647)     (4,151)      55,707  11.028668      614,379
Touchstone Standby Income                 38,751        1,458      (1,454)     (2,489)      36,266  11.214607      406,708
                                                                                                              -------------
     Total - Touchstone Select Variable Annuity - Death Benefit Option 2                                       $ 8,598,947
                                                                                                              =============


*Calculation of the Deutsche VIT Equity 500 Index unit value began May 3, 2000 when this sub-account commenced operations.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements



7.   Unit Values (continued)


Touchstone Select Variable Annuity - Death Benefit Option 3


                                                                            Transfers
                                       Beginning     Units         Units   between Sub-   Ending       Unit        Net
                                         Units     Purchased      Redeemed   accounts     Units       Value        Value
                                      ------------------------------------------------------------------------------------


AIM V.I. Growth                        13,759      1,705      (3,343)      5,874      17,995     9.687364      $ 174,328
AIM V.I. Government Securities          7,763         (1)     (2,229)        403       5,936    10.753949         63,834

Alger American Small Capitalization     8,723         63      (1,301)      1,987       9,472     9.771046         92,547
Alger American Growth                  20,120      1,613      (2,950)      3,916      22,699    10.101472        229,292

Deutsche VIT Equity 500 Index *             -          3           -           -           3     9.291458             28

MFS VIT Emerging Growth                11,627        494      (2,274)      2,147      11,994    12.974913        155,625
MFS VIT Growth with Income              9,271      1,487      (3,943)      5,834      12,649    10.114600        127,944

PIMCO Long-Term U.S. Government  Bond   8,432          9      (5,840)      2,992       5,593    11.496966         64,306

Touchstone Small Cap Value              3,575         68      (1,028)        (71)      2,544     9.068549         23,069
Touchstone Emerging Growth             19,792        131      (1,391)      1,862      20,394    18.079569        368,721
Touchstone International Equity        37,887        269      (4,489)      1,553      35,220    11.619297        409,227
Touchstone Income Opportunity          37,140         49      (2,912)     (1,746)     32,531     8.315774        270,522
Touchstone High Yield Bond              7,924        204      (2,334)         37       5,831     8.973674         52,329
Touchstone Value Plus                  10,593          -      (3,083)     (1,507)      6,003    11.571301         69,460
Touchstone Growth & Income             48,892         77      (8,586)     (4,741)     35,642    11.067215        394,459
Touchstone Enhanced 30                  6,298          -      (3,639)        562       3,221    10.165093         32,744
Touchstone Balanced                    48,143        360      (8,344)      1,879      42,038    12.065743        507,215
Touchstone Bond                        39,216          -      (4,000)       (147)     35,069    10.996465        385,637
Touchstone Standby Income              20,176         53        (101)       (714)     19,414    11.183287        217,109
                                                                                                          ---------------
     Total - Touchstone Select Variable Annuity - Death Benefit Option 3                   -                 $ 3,638,396
                                                                                                          ===============



*Calculation of the Deutsche VIT Equity 500 Index unit value began May 3, 2000 when this sub-account commenced operations.

          Western-Southern Life Assurance Company Separate Account 1 -
                          Touchstone Variable Annuity

           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                                                              Alger
                                                             AIM V.I.       American         Alger      Deutsche VIT
                                               AIM V.I.     Government        Small        American      Equity 500
                                               Growth       Securities    Capitalization    Growth         Index
                                             Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account*
                                             -----------------------------------------------------------------------
Per unit data
     Investment income                       $ 0.329514     $ 0.500002     $ 4.645164     $ 1.574423     $ 0.005403
     Expenses                                  0.165652       0.136384       0.169093       0.159324       0.088458
                                             -----------------------------------------------------------------------

     Net investment income (loss)              0.163862       0.363618       4.476071       1.415099      (0.083055)
     Net realized and
         unrealized gain (loss)
         on investments                       (2.832339)      0.496634      (8.319075)     (3.331722)     (0.613457)
                                             -----------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                   (2.668477)      0.860252      (3.843004)     (1.916623)     (0.696512)
       Beginning of period                    12.386830       9.928089      13.645334      12.050408      10.000000
                                             -----------------------------------------------------------------------
       End of period                         $ 9.718353     $10.788341     $ 9.802330     $10.133785     $ 9.303488
                                             =======================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                            1.61%          1.49%         1.99%          1.58%          1.51%

     Ratio of net investment
         income (loss) to
         average net assets (%)                    2.17%          4.73%        56.21%         14.07%         -1.20%

                                                                          PIMCO Long-
                                             MFS VIT         MFS VIT       Term U.S.   Touchstone     Touchstone
                                             Emerging      Growth with    Government    Small Cap      Emerging
                                              Growth          Income         Bond         Value         Growth
                                            Sub-Account    Sub-Account    Sub-Account  Sub-Account    Sub-Account
                                            ---------------------------------------------------------------------
Per unit data
     Investment income                      $ 0.865390     $ 0.129827     $ 0.596706    $ 3.489960     $ 5.979439
     Expenses                                 0.209580       0.136046       0.139240      0.155133       0.390122
                                            ---------------------------------------------------------------------

     Net investment income (loss)             0.655810      (0.006219)      0.457466      3.334827       5.589317
     Net realized and
         unrealized gain (loss)
         on investments                      (4.047739)     (0.145158)      1.434419     (5.722262)      1.370865
                                            ---------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                  (3.391929)     (0.151377)      1.891885     (2.387435)      6.960182
       Beginning of period                   16.408335      10.298332       9.641838     11.485000      24.945052
                                            ---------------------------------------------------------------------
       End of period                        $13.016406     $10.146955     $11.533723    $ 9.097565     $31.905234
                                            =====================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                          1.71%          1.41%          1.14%         1.73%          1.35%

     Ratio of net investment
         income (loss) to
         average net assets (%)                  5.15%         -0.11%          3.75%        59.24%         18.32%

* Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                          Touchstone Variable Annuity

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                             Touchstone      Touchstone       Touchstone                       Touchstone
                                           International       Income         High Yield      Touchstone        Growth &
                                              Equity        Opportunity          Bond         Value Plus         Income
                                            Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                            -------------------------------------------------------------------------------
Per unit data
     Investment income                      $ 4.306988       $ 1.849601       $ 0.863374       $ 0.911457       $ 1.243345
     Expenses                                 0.268023         0.201592         0.120116         0.149852         0.240274
                                            -------------------------------------------------------------------------------
     Net investment income (loss)             4.038965         1.648009         0.743258         0.761605         1.003071
     Net realized and
         unrealized gain (loss)
         on investments                      (8.507774)       (2.011527)       (0.926989)       (0.614103)        0.913615
                                            -------------------------------------------------------------------------------
     Net increase (decrease)
         in net asset value                  (4.468809)       (0.363518)       (0.183731)        0.147502         1.916686
       Beginning of period                   22.335784        15.255314         9.186113        11.484675        17.957567
                                            -------------------------------------------------------------------------------
       End of period                        $17.866975       $14.891796       $ 9.002382       $11.632177       $19.874253
                                            ===============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           1.34%            1.32%            1.44%            1.29%            1.21%

     Ratio of net investment
         income (loss) to
         average net assets (%)                  20.16%            9.00%           11.00%            6.22%            4.24%

                                                 Touchstone       Touchstone      Touchstone       Touchstone
                                                 Enhanced 30       Balanced          Bond        Standby Income
                                                 Sub-Account      Sub-Account     Sub-Account      Sub-Account
                                               ----------------------------------------------------------------
Per unit data
     Investment income                            $ 0.058075       $ 1.694017      $ 0.808610      $ 0.773626
     Expenses                                       0.137363         0.248649        0.172583        0.164046
                                               ----------------------------------------------------------------
     Net investment income (loss)                  (0.079288)        1.445368        0.636027        0.609580
     Net realized and
         unrealized gain (loss)
         on investments                            (0.372140)        0.591141        0.343078       (0.024446)
                                               ----------------------------------------------------------------
     Net increase (decrease)
         in net asset value                        (0.451428)        2.036509        0.979105        0.585134
       Beginning of period                         10.649017        18.149355       12.623260       12.023580
                                               ----------------------------------------------------------------
       End of period                              $10.197589       $20.185864      $13.602365      $12.608714
                                               ================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                                 1.06%            1.27%           1.30%           1.35%

     Ratio of net investment
         income (loss) to
         average net assets (%)                        -0.51%            6.62%           4.17%           4.94%

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 1

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                                                               Alger
                                                              AIM V.I.       American          Alger         Deutsche VIT
                                              AIM V.I.       Government        Small          American        Equity 500
                                               Growth        Securities    Capitalization      Growth            Index
                                            Sub-Account      Sub-Account     Sub-Account     Sub-Account      Sub-Account*
                                            -----------------------------------------------------------------------------
Per unit data
     Investment income                      $ 0.329514       $ 0.500002      $ 4.645164       $ 1.574423       $ 0.005403
     Expenses                                 0.165652         0.136384        0.169093         0.159324         0.088458
                                            -----------------------------------------------------------------------------
     Net investment income (loss)             0.163862         0.363618        4.476071         1.415099        (0.083055)
     Net realized and
         unrealized gain (loss)
         on investments                      (2.832339)        0.496634       (8.319075)       (3.331722)       (0.613457)
                                            -----------------------------------------------------------------------------
     Net increase (decrease)
         in net asset value                  (2.668477)        0.860252       (3.843004)       (1.916623)       (0.696512)
       Beginning of period                   12.386830         9.928089       13.645334        12.050408        10.000000
                                            -----------------------------------------------------------------------------
       End of period                        $ 9.718353       $10.788341      $ 9.802330       $10.133785       $ 9.303488
                                            =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           1.61%            1.49%           1.99%            1.58%            1.51%

     Ratio of investment
         income-net to
         average net assets (%)                   2.17%            4.73%          56.21%           14.07%           -1.20%

                                                                                PIMCO Long-
                                                MFS VIT          MFS VIT         Term U.S.       Touchstone       Touchstone
                                               Emerging        Growth with      Government        Small Cap        Emerging
                                                Growth           Income            Bond             Value           Growth
                                              Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                              ------------------------------------------------------------------------------
Per unit data
     Investment income                         $ 0.865390       $ 0.129827       $ 0.596706      $ 3.489960       $ 3.407323
     Expenses                                    0.209580         0.136046         0.139240        0.155133         0.222307
                                               -----------------------------------------------------------------------------
     Net investment income (loss)                0.655810        (0.006219)        0.457466        3.334827         3.185016
     Net realized and
         unrealized gain (loss)
         on investments                         (4.047739)       (0.145158)        1.434419       (5.722262)        0.781167
                                               -----------------------------------------------------------------------------
     Net increase (decrease)
         in net asset value                     (3.391929)       (0.151377)        1.891885       (2.387435)        3.966183
       Beginning of period                      16.408335        10.298332         9.641838       11.485000        14.214694
                                               -----------------------------------------------------------------------------
       End of period                           $13.016406       $10.146955       $11.533723      $ 9.097565       $18.180877
                                               =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                              1.71%            1.41%            1.14%           1.73%            1.35%

     Ratio of investment
         income-net to
         average net assets (%)                      5.15%           -0.11%            3.75%          59.24%           18.32%

* Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 1

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                           Touchstone      Touchstone       Touchstone                        Touchstone
                                          International      Income         High Yield       Touchstone        Growth &
                                             Equity        Opportunity         Bond          Value Plus         Income
                                           Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                          -------------------------------------------------------------------------------
Per unit data
     Investment income                     $ 2.816627       $ 1.038635       $ 0.863374       $ 0.911457       $ 0.696337
     Expenses                                0.175278         0.113203         0.120116         0.149852         0.134566
                                           ------------------------------------------------------------------------------

     Net investment income (loss)            2.641349         0.925432         0.743258         0.761605         0.561771
     Net realized and
         unrealized gain (loss)
         on investments                     (5.563803)       (1.129559)       (0.926989)       (0.614103)        0.511667
                                           ------------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 (2.922454)       (0.204127)       (0.183731)        0.147502         1.073438
       Beginning of period                  14.606860         8.566546         9.186113        11.484675        10.057167
                                           ------------------------------------------------------------------------------
       End of period                       $11.684406       $ 8.362419       $ 9.002382       $11.632177       $11.130605
                                           ==============================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                          1.34%            1.32%            1.44%            1.29%            1.21%

     Ratio of investment
         income-net to
         average net assets (%)                 20.16%            9.00%           11.00%            6.22%            4.24%

                                                                                              Touchstone
                                             Touchstone      Touchstone      Touchstone         Standby
                                             Enhanced 30      Balanced          Bond            Income
                                             Sub-Account     Sub-Account     Sub-Account      Sub-Account
                                             -----------------------------------------------------------
Per unit data
     Investment income                       $ 0.058075       $ 1.018244      $ 0.657409      $ 0.690014
     Expenses                                  0.137363         0.149458        0.140312        0.146316

     Net investment income (loss)             (0.079288)        0.868786        0.517097        0.543698
     Net realized and
         unrealized gain (loss)
         on investments                       (0.372140)        0.355321        0.278926       (0.021810)
                                             -----------------------------------------------------------

     Net increase (decrease)
         in net asset value                   (0.451428)        1.224107        0.796023        0.521888
       Beginning of period                    10.649017        10.909260       10.262853       10.724095
                                             -----------------------------------------------------------
       End of period                         $10.197589       $12.133367      $11.058876      $11.245983
                                             ===========================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                            1.06%            1.27%           1.30%           1.35%

     Ratio of investment
         income-net to
         average net assets (%)                   -0.51%            6.62%           4.17%           4.94%

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 2

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                                                             Alger
                                                           AIM V.I.        American           Alger         Deutsche VIT
                                           AIM V.I.       Government         Small          American         Equity 500
                                            Growth        Securities    Capitalization        Growth           Index
                                          Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account*
                                          -----------------------------------------------------------------------------
Per unit data
     Investment income                    $ 0.329004       $ 0.499229      $ 4.640505       $ 1.572843       $ 0.005400
     Expenses                               0.177621         0.146234        0.181313         0.170835         0.094922
                                          -----------------------------------------------------------------------------
     Net investment income (loss)           0.151383         0.352995        4.459192         1.402008        (0.089522)
     Net realized and
         unrealized gain (loss)
         on investments                    (2.827731)        0.496181       (8.309436)       (3.327366)       (0.613000)
                                          -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                (2.676348)        0.849176       (3.850244)       (1.925358)       (0.702522)
       Beginning of period                 12.379215         9.921983       13.636950        12.042990        10.000000
                                          -----------------------------------------------------------------------------
       End of period                      $ 9.702867       $10.771159      $ 9.786706       $10.117632       $ 9.297478
                                          =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         1.61%            1.49%           1.99%            1.58%            1.51%

     Ratio of investment
         income-net to
         average net assets (%)                 2.17%            4.73%          56.21%           14.07%           -1.20%

                                                                            PIMCO Long-
                                           MFS VIT           MFS VIT          Term U.S.    Touchstone        Touchstone
                                          Emerging           Growth          Government     Small Cap         Emerging
                                           Growth          with Income          Bond          Value            Growth
                                         Sub-Account       Sub-Account      Sub-Account    Sub-Account       Sub-Account
                                          -----------------------------------------------------------------------------
Per unit data
     Investment income                    $ 0.864586       $ 0.129706       $ 0.596043      $ 3.484427       $ 3.397850
     Expenses                               0.224723         0.145873         0.149297        0.166343         0.238076
                                          -----------------------------------------------------------------------------

     Net investment income (loss)           0.639863        (0.016167)        0.446746        3.318084         3.159774
     Net realized and
         unrealized gain (loss)
         on investments                    (4.042452)       (0.145051)        1.432686       (5.712956)        0.781472
                                          -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                (3.402589)       (0.161218)        1.879432       (2.394872)        3.941246
       Beginning of period                 16.398265        10.291984         9.635907       11.477941        14.188941
                                          -----------------------------------------------------------------------------
       End of period                      $12.995676       $10.130766       $11.515339      $ 9.083069       $18.130187
                                          =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         1.71%            1.41%            1.14%           1.73%            1.35%

     Ratio of investment
         income-net to
         average net assets (%)                 5.15%           -0.11%            3.75%          59.24%           18.32%

* Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 2

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                         Touchstone       Touchstone      Touchstone                        Touchstone
                                        International       Income        High Yield       Touchstone        Growth &
                                           Equity        Opportunity         Bond          Value Plus         Income
                                         Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 2.808799       $ 1.035744      $ 0.862006       $ 0.909078       $ 0.694433
     Expenses                              0.187718         0.121235        0.128793         0.160511         0.144118
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          2.621081         0.914509        0.733213         0.748567         0.550315
     Net realized and
         unrealized gain (loss)
         on investments                   (5.549674)       (1.126438)      (0.925632)       (0.612660)        0.510374
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value               (2.928593)       (0.211929)      (0.192419)        0.135907         1.060689
       Beginning of period                14.580435         8.551007        9.180462        11.465820        10.039383
                                         -----------------------------------------------------------------------------
       End of period                     $11.651842       $ 8.339078      $ 8.988043       $11.601727       $11.100072
                                         =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                        1.34%            1.32%           1.44%            1.29%            1.21%

     Ratio of investment
         income-net to
         average net assets (%)               20.16%            9.00%          11.00%            6.22%            4.24%

                                                                                              Touchstone
                                             Touchstone       Touchstone      Touchstone       Standby
                                             Enhanced 30       Balanced          Bond          Income
                                             Sub-Account      Sub-Account     Sub-Account    Sub-Account
                                             -----------------------------------------------------------
Per unit data
     Investment income                       $ 0.057983       $ 1.015412      $ 0.655618      $ 0.688419
     Expenses                                  0.147285         0.160061        0.150275        0.156697
                                             -----------------------------------------------------------

     Net investment income (loss)             (0.089302)        0.855351        0.505343        0.531722
     Net realized and
         unrealized gain (loss)
         on investments                       (0.371810)        0.354701        0.278480       (0.021767)
                                             -----------------------------------------------------------

     Net increase (decrease)
         in net asset value                   (0.461112)        1.210052        0.783823        0.509955
       Beginning of period                    10.642464        10.889480       10.244845       10.704652
                                             -----------------------------------------------------------
       End of period                         $10.181352       $12.099532      $11.028668      $11.214607
                                             ===========================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                            1.06%            1.27%           1.30%           1.35%

     Ratio of investment
         income-net to
         average net assets (%)                   -0.51%            6.62%           4.17%           4.94%

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 3

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                                                             Alger
                                                           AIM V.I.        American          Alger       Deutsche VIT
                                           AIM V.I.       Government         Small         American        Equity 500
                                            Growth        Securities    Capitalization      Growth           Index
                                          Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account*
                                          ---------------------------------------------------------------------------
Per unit data
     Investment income                    $ 0.328493      $ 0.498454      $ 4.635840      $ 1.571264      $ 0.005397
     Expenses                               0.189608        0.156100        0.193553        0.182363        0.101406
                                          ---------------------------------------------------------------------------

     Net investment income (loss)           0.138885        0.342354        4.442287        1.388901       (0.096009)
     Net realized and
         unrealized gain (loss)
         on investments                    (2.823124)       0.495719       (8.299804)      (3.323011)      (0.612533)
                                          ---------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                (2.684239)       0.838073       (3.857517)      (1.934110)      (0.708542)
       Beginning of period                 12.371603        9.915876       13.628563       12.035582       10.000000
                                          ---------------------------------------------------------------------------
       End of period                      $ 9.687364      $10.753949      $ 9.771046      $10.101472      $ 9.291458
                                          ===========================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                         1.61%           1.49%           1.99%           1.58%           1.51%

     Ratio of investment
         income-net to
         average net assets (%)                 2.17%           4.73%          56.21%          14.07%          -1.20%

                                                                               PIMCO Long-
                                                MFS VIT          MFS VIT        Term U.S.       Touchstone      Touchstone
                                               Emerging        Growth with     Government       Small Cap        Emerging
                                                Growth            Income          Bond             Value          Growth
                                              Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                                              -----------------------------------------------------------------------------
Per unit data
     Investment income                        $ 0.863782       $ 0.129585       $ 0.595380      $ 3.478884       $ 3.388391
     Expenses                                   0.239890         0.155714         0.159368        0.177570         0.253831
                                              -----------------------------------------------------------------------------

     Net investment income (loss)               0.623892        (0.026129)        0.436012        3.301314         3.134560
     Net realized and
         unrealized gain (loss)
         on investments                        (4.037170)       (0.144918)        1.430973       (5.703646)        0.781766
                                              -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                    (3.413278)       (0.171047)        1.866985       (2.402332)        3.916326
       Beginning of period                     16.388191        10.285647         9.629981       11.470881        14.163243
                                              -----------------------------------------------------------------------------
       End of period                          $12.974913       $10.114600       $11.496966      $ 9.068549       $18.079569
                                              =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                             1.71%            1.41%            1.14%           1.73%            1.35%

     Ratio of investment
         income-net to
         average net assets (%)                     5.15%           -0.11%            3.75%          59.24%           18.32%

* Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 3

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                          Touchstone      Touchstone     Touchstone                        Touchstone
                                        International       Income       High Yield       Touchstone        Growth &
                                            Equity       Opportunity        Bond          Value Plus         Income
                                         Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 2.800976       $ 1.032858      $ 0.860635       $ 0.906702       $ 0.692383
     Expenses                              0.200147         0.129259        0.137482         0.171164         0.153630
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          2.600829         0.903599        0.723153         0.735538         0.538753
     Net realized and
         unrealized gain (loss)
         on investments                   (5.535557)       (1.123330)      (0.924280)       (0.611223)        0.508952
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value               (2.934728)       (0.219731)      (0.201127)        0.124315         1.047705
       Beginning of period                14.554025         8.535505        9.174801        11.446986        10.019510
                                         -----------------------------------------------------------------------------
       End of period                     $11.619297       $ 8.315774      $ 8.973674       $11.571301       $11.067215
                                         =============================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                        1.34%            1.32%           1.44%            1.29%            1.21%

     Ratio of investment
         income-net to
         average net assets (%)               20.16%            9.00%          11.00%            6.22%            4.24%

                                                                                             Touchstone
                                            Touchstone       Touchstone     Touchstone         Standby
                                            Enhanced 30       Balanced         Bond            Income
                                            Sub-Account      Sub-Account    Sub-Account      Sub-Account
                                            -----------------------------------------------------------
Per unit data
     Investment income                      $ 0.057890       $ 1.012585      $ 0.653709      $ 0.686827
     Expenses                                 0.157223         0.170654        0.160201        0.167068
                                            -----------------------------------------------------------

     Net investment income (loss)            (0.099333)        0.841931        0.493508        0.519759
     Net realized and
         unrealized gain (loss)
         on investments                      (0.371484)        0.354059        0.277994       (0.021727)
                                            -----------------------------------------------------------

     Net increase (decrease)
         in net asset value                  (0.470817)        1.195990        0.771502        0.498032
       Beginning of period                   10.635910        10.869753       10.224963       10.685255
                                            -----------------------------------------------------------
       End of period                        $10.165093       $12.065743      $10.996465      $11.183287
                                            ===========================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           1.06%            1.27%           1.30%           1.35%

     Ratio of investment
         income-net to
         average net assets (%)                 -0.51%             6.62%           4.17%           4.94%

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                          Touchstone Variable Annuity

           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                                                            Alger
                                                           AIM V.I.        American           Alger           MFS VIT
                                           AIM V.I.       Government         Small           American         Emerging
                                            Growth        Securities    Capitalization        Growth           Growth
                                         Sub-Account*    Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account*
                                         -------------------------------------------------------------------------------
Per unit data
     Investment income                    $ 0.439650      $ 0.364418       $       --       $       --       $       --
     Expenses                               0.087924        0.083236         0.090549         0.087435         0.094146
                                          ------------------------------------------------------------------------------
     Net investment income (loss)           0.351726        0.281182        (0.090549)       (0.087435)       (0.094146)
     Net realized and
         unrealized gain (loss)
         on investments                     2.035104       (0.353093)        3.735883         2.137843         6.502481
                                          ------------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 2.386830       (0.071911)        3.645334         2.050408         6.408335
       Beginning of period                 10.000000       10.000000        10.000000        10.000000        10.000000
                                          ------------------------------------------------------------------------------
       End of period                      $12.386830      $ 9.928089       $13.645334       $12.050408       $16.408335
                                          ==============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         0.88%           1.30%            0.67%            0.99%            0.65%

     Ratio of net investment
         income (loss) to
         average net assets (%)                 5.85%           6.05%           -0.16%           -0.82%           -0.08%

                                                          PIMCO Long-
                                           MFS VIT         Term U.S.       Touchstone        Touchstone
                                         Growth with       Government       Small Cap         Emerging
                                            Income            Bond            Value            Growth
                                         Sub-Account*     Sub-Account*     Sub-Account*      Sub-Account
                                         --------------------------------------------------------------
Per unit data
     Investment income                    $       --       $ 0.342537       $       --       $ 3.528588
     Expenses                               0.082868         0.082489         0.086301         0.255612
                                         --------------------------------------------------------------
     Net investment income (loss)          (0.082868)        0.260048        (0.086301)        3.272976
     Net realized and
         unrealized gain (loss)
         on investments                     0.381200        (0.618210)        1.571301         4.444615
                                         --------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 0.298332        (0.358162)        1.485000         7.717591
       Beginning of period                 10.000000        10.000000        10.000000        17.227461
                                         --------------------------------------------------------------
       End of period                      $10.298332       $ 9.641838       $11.485000       $24.945052
                                         ==============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         1.01%            1.03%            0.82%            1.24%

     Ratio of net investment
         income (loss) to
         average net assets (%)               -0.96%             3.33%          -1.33%            14.00%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                          Touchstone Variable Annuity

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                          Touchstone      Touchstone      Touchstone                        Touchstone
                                        International       Income        High Yield      Touchstone        Growth &
                                            Equity       Opportunity         Bond         Value Plus         Income
                                         Sub-Account     Sub-Account     Sub-Account*     Sub-Account      Sub-Account
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 1.735354      $ 2.120979       $       --       $ 0.474317      $       --
     Expenses                              0.232633        0.201849         0.079325         0.143693        0.246179
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          1.502721        1.919130        (0.079325)        0.330624       (0.246179)
     Net realized and
         unrealized gain (loss)
         on investments                    4.246277       (1.712742)       (0.734561)        1.034128        0.445591
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                5.748998        0.206388        (0.813887)        1.364752        0.199412
       Beginning of period                16.586786       15.048926        10.000000        10.119923       17.758155
                                         -----------------------------------------------------------------------------
       End of period                     $22.335784      $15.255314       $ 9.186113       $11.484675      $17.957567
                                         =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                        1.26%           1.39%            1.17%            1.97%           1.45%

     Ratio of net investment
         income (loss) to
         average net assets (%)                7.11%          10.86%           10.70%            4.14%          -1.46%

                                                                                              Touchstone
                                             Touchstone       Touchstone     Touchstone         Standby
                                             Enhanced 30       Balanced         Bond            Income
                                             Sub-Account*     Sub-Account    Sub-Account      Sub-Account
                                             -------------------------------------------------------------
Per unit data
     Investment income                       $ 0.049339       $ 1.759141       $ 0.114428       $ 0.666818
     Expenses                                  0.084761         0.233152         0.171100         0.158436
                                             -------------------------------------------------------------

     Net investment income (loss)             (0.035422)        1.525989        (0.056672)        0.508382
     Net realized and
         unrealized gain (loss)
         on investments                        0.684439        (0.157046)       (0.280090)       (0.106290)
                                             -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                    0.649017         1.368943        (0.336762)        0.402092
       Beginning of period                    10.000000        16.780412        12.960022        11.621488
                                             -------------------------------------------------------------
       End of period                         $10.649017       $18.149355       $12.623260       $12.023580
                                             =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         0.87%            1.40%            1.44%            1.36%

     Ratio of net investment
         income (loss) to
         average net assets (%)                 0.22%            7.65%          -0.47%             4.35%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 1

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                                                            Alger
                                                           AIM V.I.        American          Alger         MFS VIT
                                           AIM V.I.       Government        Small          American        Emerging
                                            Growth        Securities    Capitalization      Growth          Growth
                                         Sub-Account*    Sub-Account*    Sub-Account*     Sub-Account*    Sub-Account*
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 0.439650      $ 0.364418       $       --       $       --       $       --
     Expenses                              0.087924        0.083236         0.090549         0.087435         0.094146
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          0.351726        0.281182        (0.090549)       (0.087435)       (0.094146)
     Net realized and
         unrealized gain (loss)
         on investments                    2.035104       (0.353093)        3.735883         2.137843         6.502481
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                2.386830       (0.071911)        3.645334         2.050408         6.408335
       Beginning of period                10.000000       10.000000        10.000000        10.000000        10.000000
                                         -----------------------------------------------------------------------------
       End of period                     $12.386830      $ 9.928089       $13.645334       $12.050408       $16.408335
                                         =============================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                        0.88%           1.30%            0.67%            0.99%            0.65%

     Ratio of investment
         income-net to
         average net assets (%)                5.85%           6.05%           -0.16%           -0.82%           -0.08%

                                                             PIMCO Long-
                                              MFS VIT          Term U.S.       Touchstone       Touchstone
                                            Growth with       Government       Small Cap        Emerging
                                               Income            Bond            Value           Growth
                                            Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account
                                            --------------------------------------------------------------
Per unit data
     Investment income                       $       --       $ 0.342537       $       --       $ 2.010731
     Expenses                                  0.082868         0.082489         0.086301         0.145658
                                             -------------------------------------------------------------

     Net investment income (loss)             (0.082868)        0.260048        (0.086301)        1.865073
     Net realized and
         unrealized gain (loss)
         on investments                        0.381200        (0.618210)        1.571301         2.532716
                                             -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                    0.298332        (0.358162)        1.485000         4.397789
       Beginning of period                    10.000000        10.000000        10.000000         9.816905
                                             -------------------------------------------------------------
       End of period                         $10.298332       $ 9.641838       $11.485000       $14.214694
                                             =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                            1.01%            1.03%            0.82%            1.24%

     Ratio of investment
         income-net to
         average net assets (%)                   -0.96%            3.33%           -1.33%            14.00%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 1

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                       Touchstone       Touchstone      Touchstone                         Touchstone
                                     International        Income        High Yield        Touchstone        Growth &
                                         Equity        Opportunity         Bond           Value Plus         Income
                                       Sub-Account      Sub-Account    Sub-Account*       Sub-Account      Sub-Account
                                     ---------------------------------------------------------------------------------
Per unit data
     Investment income                 $ 1.134864       $ 1.191025      $       --        $ 0.474317        $       --
     Expenses                            0.152135         0.113347        0.079325          0.143693          0.137873
                                       -------------------------------------------------------------------------------

     Net investment income (loss)        0.982729         1.077678       (0.079325)         0.330624         (0.137873)
     Net realized and
         unrealized gain (loss)
         on investments                  2.776923        (0.961780)      (0.734562)         1.034128          0.249555
                                       -------------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value              3.759652         0.115898       (0.813887)         1.364752          0.111682
       Beginning of period              10.847208         8.450648       10.000000         10.119923          9.945485
                                       -------------------------------------------------------------------------------
       End of period                   $14.606860       $ 8.566546      $ 9.186113        $11.484675        $10.057167
                                       ===============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                      1.26%            1.39%           1.17%             1.97%             1.45%

     Ratio of investment
         income-net to
         average net assets (%)              7.11%           10.86%          10.70%             4.14%            -1.46%

                                                                                         Touchstone
                                      Touchstone        Touchstone      Touchstone         Standby
                                      Enhanced 30        Balanced          Bond            Income
                                      Sub-Account*      Sub-Account     Sub-Account      Sub-Account
                                       -------------------------------------------------------------
Per unit data
     Investment income                 $ 0.049339       $ 1.057389       $ 0.093031       $ 0.594750
     Expenses                            0.084761         0.140144         0.139106         0.141312
                                       -------------------------------------------------------------

     Net investment income (loss)       (0.035422)        0.917245        (0.046075)        0.453438
     Net realized and
         unrealized gain (loss)
         on investments                  0.684439        (0.094401)       (0.227709)       (0.094797)
                                       -------------------------------------------------------------

     Net increase (decrease)
         in net asset value              0.649017         0.822844        (0.273784)        0.358641
       Beginning of period              10.000000        10.086416        10.536637        10.365454
                                       -------------------------------------------------------------
       End of period                   $10.649017       $10.909260       $10.262853       $10.724095
                                       =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                      0.87%            1.40%            1.44%            1.36%

     Ratio of investment
         income-net to
         average net assets (%)              0.22%            7.65%          -0.47%             4.35%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 2

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                                                            Alger
                                                           AIM V.I.        American          Alger         MFS VIT
                                           AIM V.I.       Government        Small          American        Emerging
                                            Growth        Securities    Capitalization      Growth          Growth
                                         Sub-Account*    Sub-Account*    Sub-Account*     Sub-Account*    Sub-Account*
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                    $ 0.439401      $ 0.364212      $       --       $       --       $       --
     Expenses                               0.094356        0.089325        0.097172         0.093831         0.101032
                                          ----------------------------------------------------------------------------

     Net investment income (loss)           0.345045        0.274887       (0.097172)       (0.093831)       (0.101032)
     Net realized and
         unrealized gain (loss)
         on investments                     2.034170       (0.352904)       3.734122         2.136821         6.499297
                                          ----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 2.379215       (0.078017)       3.636950         2.042990         6.398265
       Beginning of period                 10.000000       10.000000       10.000000        10.000000        10.000000
                                          ----------------------------------------------------------------------------
       End of period                      $12.379215      $ 9.921983      $13.636950       $12.042990       $16.398265
                                          ============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         0.88%           1.30%           0.67%            0.99%            0.65%

     Ratio of investment
         income-net to
         average net assets (%)                 5.85%           6.05%          -0.16%           -0.82%           -0.08%

                                                             PIMCO Long-
                                              MFS VIT          Term U.S.       Touchstone     Touchstone
                                            Growth with       Government       Small Cap       Emerging
                                               Income            Bond            Value          Growth
                                            Sub-Account*     Sub-Account*     Sub-Account*    Sub-Account
                                            -------------------------------------------------------------
Per unit data
     Investment income                      $       --        $ 0.342431       $       --      $ 2.007110
     Expenses                                 0.088931          0.088524         0.092615        0.156152
                                            -------------------------------------------------------------

     Net investment income (loss)            (0.088931)         0.253907        (0.092615)       1.850958
     Net realized and
         unrealized gain (loss)
         on investments                       0.380915         (0.618000)        1.570556        2.529212
                                            -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                   0.291984         (0.364093)        1.477941        4.380170
       Beginning of period                   10.000000         10.000000        10.000000        9.808771
                                            -------------------------------------------------------------
       End of period                        $10.291984        $ 9.635907       $11.477941      $14.188941
                                            =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           1.01%             1.03%            0.82%           1.24%

     Ratio of investment
         income-net to
         average net assets (%)                  -0.96%              3.33%          -1.33%          14.00%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 2

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                          Touchstone      Touchstone     Touchstone                       Touchstone
                                        International       Income       High Yield       Touchstone       Growth &
                                            Equity       Opportunity        Bond          Value Plus        Income
                                         Sub-Account     Sub-Account     Sub-Account*     Sub-Account     Sub-Account
                                         ----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 1.132823       $ 1.189003     $       --       $ 0.473544       $       --
     Expenses                              0.163097         0.121517       0.085129         0.154075         0.147817
                                         ----------------------------------------------------------------------------

     Net investment income (loss)          0.969726         1.067486      (0.085129)        0.319469        (0.147817)
     Net realized and
         unrealized gain (loss)
         on investments                    2.772469        (0.960119)     (0.734409)        1.033095         0.249508
                                         ----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                3.742195         0.107367      (0.819538)        1.352564         0.101691
       Beginning of period                10.838240         8.443640      10.000000        10.113256         9.937692
                                         ----------------------------------------------------------------------------
       End of period                     $14.580435       $ 8.551007     $ 9.180462       $11.465820       $10.039383
                                         ============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                        1.26%            1.39%          1.17%            1.97%            1.45%

     Ratio of investment
         income-net to
         average net assets (%)                7.11%           10.86%         10.70%            4.14%           -1.46%

                                                                                            Touchstone
                                          Touchstone      Touchstone       Touchstone         Standby
                                          Enhanced 30      Balanced           Bond            Income
                                          Sub-Account*    Sub-Account      Sub-Account      Sub-Account
                                          -------------------------------------------------------------
Per unit data
     Investment income                    $ 0.049309       $ 1.055483       $ 0.092949       $ 0.593960
     Expenses                               0.090962         0.150244         0.149141         0.151497
                                          -------------------------------------------------------------

     Net investment income (loss)          (0.041653)        0.905239        (0.056192)        0.442463
     Net realized and
         unrealized gain (loss)
         on investments                     0.684117        (0.093810)       (0.227493)       (0.094682)
                                          -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 0.642464         0.811429        (0.283685)        0.347781
       Beginning of period                 10.000000        10.078051        10.528530        10.356871
                                          -------------------------------------------------------------
       End of period                      $10.642464       $10.889480       $10.244845       $10.704652
                                          =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         0.87%            1.40%            1.44%            1.36%

     Ratio of investment
         income-net to
         average net assets (%)                 0.22%            7.65%           -0.47%            4.35%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 3

    Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                                                            Alger
                                                           AIM V.I.        American          Alger         MFS VIT
                                           AIM V.I.       Government        Small          American        Emerging
                                            Growth        Securities    Capitalization      Growth          Growth
                                         Sub-Account*    Sub-Account*    Sub-Account*     Sub-Account*    Sub-Account*
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 0.439152      $ 0.364006       $       --       $       --       $       --
     Expenses                              0.100783        0.095411         0.103792         0.100223         0.107913
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          0.338369        0.268595        (0.103792)       (0.100223)       (0.107913)
     Net realized and
         unrealized gain (loss)
         on investments                    2.033234       (0.352719)        3.732355         2.135805         6.496104
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                2.371603       (0.084124)        3.628563         2.035582         6.388191
       Beginning of period                10.000000       10.000000        10.000000        10.000000        10.000000
                                         -----------------------------------------------------------------------------
       End of period                     $12.371603      $ 9.915876       $13.628563       $12.035582       $16.388191
                                         =============================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                        0.88%           1.30%            0.67%            0.99%            0.65%

     Ratio of investment
         income-net to
         average net assets (%)                5.85%           6.05%           -0.16%           -0.82%           -0.08%

                                                             PIMCO Long-
                                              MFS VIT          Term U.S.       Touchstone     Touchstone
                                            Growth with       Government       Small Cap       Emerging
                                               Income            Bond            Value          Growth
                                            Sub-Account*     Sub-Account*     Sub-Account*    Sub-Account
                                            -------------------------------------------------------------
Per unit data
     Investment income                      $       --        $ 0.342325       $       --      $ 2.003496
     Expenses                                 0.094991          0.094555         0.098924        0.166617
                                            -------------------------------------------------------------

     Net investment income (loss)            (0.094991)         0.247770        (0.098924)       1.836879
     Net realized and
         unrealized gain (loss)
         on investments                       0.380638         (0.617789)        1.569805        2.525725
                                            -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                   0.285647         (0.370019)        1.470881        4.362604
       Beginning of period                   10.000000         10.000000        10.000000        9.800639
                                            -------------------------------------------------------------
       End of period                        $10.285647        $ 9.629981       $11.470881      $14.163243
                                            =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           1.01%             1.03%            0.82%           1.24%

     Ratio of investment
         income-net to
         average net assets (%)                  -0.96%              3.33%          -1.33%          14.00%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 3

    Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                          Touchstone      Touchstone      Touchstone                       Touchstone
                                        International       Income        High Yield      Touchstone        Growth &
                                            Equity       Opportunity         Bond         Value Plus          Income
                                         Sub-Account     Sub-Account     Sub-Account*     Sub-Account      Sub-Account
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 1.130783      $ 1.186987       $       --      $ 0.472771        $       --
     Expenses                              0.174029        0.129664         0.090930        0.164433          0.157701
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          0.956754        1.057323        (0.090930)       0.308338         (0.157701)
     Net realized and
         unrealized gain (loss)
         on investments                    2.768012       (0.958455)       (0.734269)       1.032048          0.249418
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                3.724766        0.098868        (0.825199)       1.340386          0.091717
       Beginning of period                10.829259        8.436637        10.000000       10.106600          9.927793
                                         -----------------------------------------------------------------------------
       End of period                     $14.554025      $ 8.535505       $ 9.174801      $11.446986        $10.019510
                                         =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                        1.26%           1.39%            1.17%           1.97%             1.45%

     Ratio of investment
         income-net to
         average net assets (%)                7.11%          10.86%           10.70%           4.14%            -1.46%

                                                                                              Touchstone
                                            Touchstone       Touchstone      Touchstone         Standby
                                            Enhanced 30       Balanced          Bond            Income
                                            Sub-Account*     Sub-Account     Sub-Account      Sub-Account
                                            -------------------------------------------------------------
Per unit data
     Investment income                      $ 0.049279       $ 1.053582       $ 0.092850       $ 0.593171
     Expenses                                 0.097159         0.160317         0.159121         0.161654
                                            -------------------------------------------------------------

     Net investment income (loss)            (0.047880)        0.893265        (0.066271)        0.431517
     Net realized and
         unrealized gain (loss)
         on investments                       0.683790        (0.093218)       (0.227226)       (0.094555)
                                            -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                   0.635910         0.800047        (0.293497)        0.336962
       Beginning of period                   10.000000        10.069706        10.518460        10.348293
                                            -------------------------------------------------------------
       End of period                        $10.635910       $10.869753       $10.224963       $10.685255
                                            =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           0.87%            1.40%            1.44%            1.36%

     Ratio of investment
         income-net to
         average net assets (%)                   0.22%            7.65%          -0.47%             4.35%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                    Western-Southern Life Assurance Company

   Years ended December 31, 2000 and 1999 with Report of Independent Auditors

                     Western-Southern Life Assurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2000 and 1999



                                    Contents

Report of Independent Auditors.............................................1

Financial Statements

Balance Sheets - Statutory-Basis...........................................2
Statements of Income - Statutory-Basis.....................................3
Statements of Changes in Capital and Surplus - Statutory-Basis.............4
Statements of Cash Flows - Statutory-Basis ................................5
Notes to Statutory-Basis Financial Statements..............................6

                         Report of Independent Auditors


Board of Directors
Western-Southern Life Assurance Company


We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2000 and 1999, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western-Southern Life Assurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


Cincinnati, Ohio                                        /s/ Ernst & Young, LLP
March 30, 2001

                     Western-Southern Life Assurance Company

                        Balance Sheets - Statutory-Basis


                                                                                 December 31
                                                                         2000                   1999
                                                                 -----------------------------------------


Admitted Assets                                                               (in thousands)

Debt securities                                                   $      3,767,330       $      3,515,462
Preferred and common stocks                                                115,581                107,636
Mortgage loans                                                             260,578                204,451
Policy loans                                                                50,216                 50,261
Cash, cash equivalents and short-term investments                          104,780                 64,497
Other invested assets                                                       50,780                 28,386
                                                                 ------------------     ------------------
Total cash and invested assets                                           4,349,265              3,970,693

Investment income due and accrued                                           59,198                 48,099
Reinsurance due, held by parent                                             34,193                 32,135
Other assets                                                                   982                  1,957
Separate account assets                                                    263,918                273,195
                                                                 ------------------     ------------------
Total admitted assets                                             $      4,707,556       $      4,326,079
                                                                 ==================     ==================

Liabilities and Capital and Surplus

Policy reserves                                                   $      4,010,230       $      3,674,385
Policy claims in process of settlement                                       8,116                  7,566
Amounts due to parent:
   Federal income taxes payable                                              5,827                 29,745
   Reinsurance premiums                                                     26,441                 27,545
   General expenses                                                         14,383                  3,148
Liability for temporary investments held for affiliates                     70,883                  4,625
Other liabilities                                                           30,495                 35,339
Interest maintenance reserve                                                 7,810                 19,577
Asset valuation reserves                                                    35,155                 47,524
Separate account liabilities                                               263,918                273,195
                                                                    ---------------        ---------------
     Total liabilities                                            $      4,473,258       $      4,122,649
                                                                 ------------------     ------------------

Capital and Surplus

Common stock, $1 par value, authorized 10,000,000 shares,
   issued and outstanding 2,500,000 shares                                   2,500                  2,500
Paid-in surplus                                                            239,000                239,000
Unassigned deficit                                                          (7,202)               (38,070)
                                                                 ------------------     ------------------
Total capital and surplus                                                  234,298                203,430
                                                                 ------------------     ------------------
Total liabilities and capital and surplus                         $      4,707,556       $      4,326,079
                                                                 ==================     ==================


See accompanying notes.

                     Western-Southern Life Assurance Company

                     Statements of Income - Statutory-Basis



                                                                     Year ended December 31
                                                                      2000                1999
                                                              -------------------------------------


                                                                         (in thousands)
Revenue:
   Premiums                                                   $         843,038    $       791,153
   Net investment income                                                318,433            274,079
   Other                                                                    218                192
                                                              ------------------  -----------------
                                                                      1,161,689          1,065,424

Policy benefits and expenses:
   Death benefits                                                        60,030             57,467
   Annuity benefits                                                      90,403             71,110
   Surrender benefits                                                   476,747            312,308
   Other benefits                                                         8,418              7,994
Increase in policy reserves                                             368,189            452,498
Net transfers (from) to separate accounts                                (7,187)            13,309
Commissions on premiums                                                  53,289             55,095
General expenses                                                         73,345             61,765
                                                              ------------------  -----------------
                                                                      1,123,234          1,031,546
                                                              ------------------  -----------------

Gain from operations before federal income tax expense
     and net realized capital losses                                     38,455             33,878

Federal income tax expense                                                8,430             17,761
                                                              ------------------  -----------------
Net gain from operations before net realized capital
     losses                                                              30,025             16,117

Net  realized capital losses, less federal income tax
     benefit of $914 in 2000 and $355 in 1999 and
     transfers to the interest maintenance reserve of
     $7,822 in 2000 and $1,172 in 1999                                  (14,169)            (5,774)
                                                              ------------------  -----------------
Net income                                                    $          15,856    $        10,343
                                                              ==================  =================


See accompanying notes.

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis


                                                                            Year ended December 31
                                                                             2000                1999
                                                                     --------------------------------------


                                                                                (in thousands)

Capital and surplus, beginning of year                               $         203,430    $        207,888
   Net income                                                                   15,856              10,343
   Change in net unrealized gains (losses):
       Unaffiliated common stock                                                (9,415)              4,963
       Subsidiaries                                                            (16,983)             (8,726)
       Other invested assets                                                    (2,748)              3,334
    Decrease in reserve on account of change in valuation basis                 31,741                  -
    Decrease (increase) in asset valuation reserve                              12,369              (5,964)
   Other                                                                            48              (8,408)
                                                                     ------------------  ------------------
Capital and surplus, end of year                                     $         234,298    $        203,430
                                                                     ==================  ==================


See accompanying notes.

                     Western-Southern Life Assurance Company

                   Statements of Cash Flows - Statutory-Basis


                                                                                 Year ended December 31
                                                                            2000                   1999
                                                                     ----------------------------------------


                                                                                 (in thousands)
Operating activities:
Premium and annuity considerations                                   $           839,535    $        788,385
Net investment income received                                                   296,697             261,345
Surrender and annuity benefits paid                                             (477,267)           (311,604)
Death and other benefits to policyholders                                       (158,703)           (136,442)
Commissions, other expenses and taxes paid                                      (126,321)           (113,666)
Net transfers from (to) separate accounts                                          7,187             (13,309)
Federal income taxes paid to parent                                              (29,051)                    -
Other, net                                                                        73,729             (18,043)
                                                                     --------------------  ------------------
Net cash provided by operating activities                                        425,806             456,666

Investment activities:
Proceeds from investments sold, matured or repaid:
     Bonds                                                                       951,990           1,148,425
     Stocks                                                                       25,622               8,245
     Mortgage loans                                                                7,917              23,627
     Other invested assets                                                         1,056               5,761
                                                                     --------------------  ------------------
Total investment proceeds                                                        986,585           1,186,058
Taxes paid on capital gains                                                           -               (9,419)
                                                                     --------------------  ------------------
Net proceeds from investments sold, matured or repaid                            986,585           1,176,639

Cost of investments acquired:
     Bonds                                                                    (1,222,496)         (1,537,444)
     Stocks                                                                      (59,233)            (27,470)
     Mortgage loans                                                              (64,078)            (73,540)
     Other invested assets                                                       (26,346)             (8,910)
                                                                     --------------------  ------------------
Total cost of investments acquired                                            (1,372,153)         (1,647,364)

Net change in policy and other loans                                                  45                 506
                                                                     --------------------  ------------------
Net cash used by investment activities                                          (385,523)           (470,219)
                                                                     --------------------  ------------------

Net change in cash, cash equivalents and short-term investments                   40,283             (13,553)
Cash, cash equivalents and short-term investments:
     Beginning of year                                                            64,497              78,050
                                                                     --------------------  ------------------
     End of year                                                      $          104,780    $         64,497
                                                                     ====================  ==================


See accompanying notes.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2000 and 1999


1. Organization and Nature of Business

Western-Southern Life Assurance Company (the Company) is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance Company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern's agents and various financial institutions. The Company is licensed in forty-four states and the District of Columbia, actively selling in twenty-one states, and 94% of its field force is located in sixteen midwest and south-central states.

2. Significant Accounting Policies

Basis of Presentation

The Company is subject to regulation by the Department of Insurance of the State of Ohio (the Department) and other states in which the Company operates. The Company files financial statements with these departments using statutory accounting practices (SAP) prescribed or permitted by the Department and used in the preparation of the accompanying statutory-basis financial statements. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices differ from state-to-state, may differ from company-to-company within a state and may change in the future. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

o Certain assets are excluded from the statement of admitted assets, liabilities and capital and surplus as "nonadmitted assets" (principally furniture and equipment) for statutory reporting purposes.

o Debt securities classified as available for sale are carried at amortized cost rather than fair value.

o Deferred federal income taxes are not provided for statutory reporting purposes.

o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. These deferrals are amortized over the remaining period to maturity. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "Interest Maintenance Reserve."

o For statutory reporting purposes, the "Asset Valuation Reserve" is determined by a NAIC prescribed formula and is reported as a liability.

o For statutory reporting purposes, revenues for universal life policies and annuity contracts consist of the entire premium received, and benefits represent the death benefits paid and the change in policy reserves. For GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

o The costs of acquiring new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The Department has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of the changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will not result in a significant reduction in statutory-basis capital and surplus.

Significant accounting policies are as follows:

Revenues and Expenses

Premium revenues on fixed premium policies are recognized when due over the premium paying period of the policies. Premium revenues on flexible premium policies are recognized when received. Commissions and other costs of acquiring the policies are charged to expense when incurred.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Valuation of Investments

o Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost, preferred stocks in good standing at cost and all other stocks at market.

o Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

o The Company's non-insurance subsidiaries are reported at the GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

o Mortgage loans not in default are carried at outstanding indebtedness less unamortized premium or discount. Mortgage loans in default are recorded at the lower of the related indebtedness or fair market value.

o Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

o Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

o Real estate joint ventures and partnerships are accounted for under the equity method. The equity in earnings for real estate joint ventures and general partnerships are recorded through net investment income. The equity in earnings for limited partnership interests is recorded to surplus.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net loss deferred as a result of recording the interest maintenance reserve was $7,822,000 and $1,172,000, which is net of federal income tax benefit of $4,212,000 and $631,000 in 2000 and 1999, respectively.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Realized gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

Policy Reserves

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:


                                                                  Percentage of
                                                                    Reserves
                                                        ----------------------------------
                                                             2000              1999
                                                        ---------------- -----------------


Life insurance:
     1958 and 1980 Commissioners standard Ordinary,
     31/2% -51/2%                                                 22.9%         25.3%
Annuities:
     Various, 21/2 -8 1/4%                                        76.8          74.0
Supplemental benefits:
     Various, 21/2% -81/4%                                         0.3           0.7
                                                        ---------------- -----------------
                                                                   100%          100%
                                                        ---------------- -----------------


Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2000, reserves of $878,000 are recorded on inforce amounts of $24,634,000 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claims

Policy claims reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2000 and 1999. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Separate Account

The Company maintains two separate accounts that hold investments related to the Company's variable annuity products. The assets of the separate accounts consist primarily of mutual funds, which are recorded at market value.

The activity within the separate accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

Cash and Cash Equivalents

The Company considers short-term investments with an original maturity of three months or less to be cash equivalents.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Federal Income Taxes

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained in the parent company under the tax sharing agreement. Any difference between the amount of tax expense or benefit under the separate return method and the amount of cash paid or received under the tax sharing agreement is treated as either a dividend or a capital contribution.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by insurance regulatory authorities requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassification

Previously reported amounts for 1999 have in some instances been reclassified to conform to the 2000 presentation.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


3. Debt and Equity Securities

Fair values for debt securities are based on quoted market prices. The amortized cost and estimated fair values of investments in debt securities at December 31, 2000 and 1999 are as follows:


                                                                           2000
                                              ---------------------------------------------------------------
                                              Amortized Cost    Unrealized      Unrealized      Estimated
                                                                  Gains           Losses        Fair Value
                                              --------------- --------------- --------------- ---------------
                                                                     (in thousands)


U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                      $   33,183        $  1,870         $     -      $   35,053
Debt securities issued by states
   of the U.S. and political
   subdivisions of the states                         70,357           2,348           1,243          71,462
Corporate securities                               2,368,391          52,712          73,426       2,347,677
Mortgage-backed securities                         1,295,399          24,321           4,804       1,314,916
                                              --------------- --------------- --------------- ---------------
     Total                                        $3,767,330        $ 81,251         $79,473      $3,769,108
                                              =============== =============== =============== ===============


                                                                           1999
                                              ---------------------------------------------------------------
                                              Amortized Cost    Unrealized      Unrealized      Estimated
                                                                  Gains           Losses        Fair Value
                                              --------------- --------------- --------------- ---------------
                                                                     (in thousands)


U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                      $   37,379        $    115        $  1,500      $   35,994
Debt securities issued by states
   of the U.S. and political
   subdivisions of the states                         40,736             984             409          41,311
Corporate securities                               2,190,337          16,339          86,174       2,120,502
Mortgage-backed securities                         1,247,010           6,053          33,427       1,219,636
                                              --------------- --------------- --------------- ---------------
     Total                                        $3,515,462        $ 23,491        $121,510      $3,417,443
                                              =============== =============== =============== ===============


                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


3. Debt and Equity Securities (continued)

The amortized cost and estimated fair value of debt securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                             Amortized Cost    Estimated Fair
                                                                   Value
                                             ---------------- -----------------
                                                      (in thousands)



Due in one year or less                       $    77,857     $     76,756
Due after one year through five years           1,076,681        1,081,898
Due after five years through ten years            942,420          927,137
Due after 10 years                                374,974          368,401
Mortgage-backed securities                      1,295,398        1,314,916
                                             ---------------- -----------------

       Total                                 $  3,767,330     $  3,769,108
                                             ================ =================


Proceeds from sales of investments in debt securities during 2000 and 1999 were $951,990,000 and $1,148,425,000, respectively. Gross gains of $5,302,000 and
$13,397,000 and gross losses of $17,057,000 and $14,950,000 were realized on those sales in 2000 and 1999, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


3. Debt and Equity Securities (continued)



                                                                           2000
                                              ----------------------------------------------------------------
                                                   Cost         Unrealized      Unrealized          Fair
                                                                   Gains          Losses           Value
                                              --------------- --------------- ---------------- ---------------
                                                                    (in thousands)


Preferred stocks                              $      44,534   $         181   $       1,381    $      43,334
                                              =============== =============== ================ ===============

Common stocks                                 $      63,876   $       4,244   $       7,073    $      61,047
Subsidiaries                                         65,377              -           55,377           10,000
                                              --------------- --------------- ---------------- ---------------

     Total common stock                       $     129,253   $      4,244    $      62,450    $      71,047
                                              =============== =============== ================ ===============




                                                                           1999
                                              ----------------------------------------------------------------
                                                                Unrealized      Unrealized
                                                   Cost           Gains           Losses         Fair Value
                                              --------------- --------------- ---------------- ---------------
                                                                    (in thousands)


Preferred stocks                              $      46,218   $               $         4,321   $     41,897
                                              =============== =============== ================ ===============

Common stocks                                 $      54,831   $      12,502   $         5,915   $     61,418
Subsidiaries                                         38,395              -             38,395             -
                                              --------------- --------------- ---------------- ---------------

     Total common stock                       $      93,226   $      12,502   $        44,310   $     61,418
                                              =============== =============== ================ ===============


Proceeds from sales of investments in equity securities during 2000 and 1999 were $25,622,000 and $8,245,000, respectively. Gross gains of $2,240,000 and $0 and gross losses of $1,507,000 and $1,000 were realized on those sales in 2000 and 1999, respectively.

4. Fair Value of Financial Instruments

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are based on quoted market prices. See footnote 3 for fair value disclosures.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


4. Fair Value of Financial Instruments (continued)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $260,578,000 and $264,972,000, and $204,451,000 and $202,643,000 at
December 31, 2000 and 1999, respectively.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $3,968,191,000 and $3,836,169,000, and $3,641,352,000 and $3,510,909,000 at December 31, 2000 and
1999, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $50,216,000 and $50,261,000 at December 31, 2000 and 1999, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


5. Concentrations of Credit Risk

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

At December 31, 2000, the Company held unrated or less-than-investment grade corporate bonds of $281,988,000, with an aggregate fair value of $243,267,000. Those holdings amounted to 7.5% of the Company's investments in bonds and 6.0% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 52.44% of such mortgages, or $136,655,000, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $22,300,000.

During 2000, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 8.6% and 8.0%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2000, the Company held no mortgages with interest overdue beyond one year. At December 31, 2000, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2000, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2000 the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


6.  Related Party Transactions

The Company has three modified coinsurance agreements under which it cedes all of its universal life insurance business to its parent. Under the terms of the agreement, the Company retains the reserves and related assets. The Company also records in its summaries of operations premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business. The net effect of the agreements on operations of the Company has been recorded as an increase in general expenses of $10,501,000 and $8,536,000 in 2000 and 1999, respectively.

The Company also has a coinsurance agreement under which it assumes all of its parent's flexible premium annuity business. Under the terms of this agreement, the Company assumed reserves of $20,664,000 and $22,819,000 as of December 31, 2000 and 1999, respectively. Amounts included in the statements of income resulting from this agreement are as follows:

                                     2000                 1999
                              -----------------------------------------
                                           (in thousands)

Premiums                      $             115    $          189
Net investment income                    (1,998)           (2,248)
Benefits and expenses                     3,829             4,285
Decrease in policy reserves              (2,155)           (2,436)

Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance agreement.

The Company has no employees of its own and reimburses its parent for management services and rent. Management services provided by the parent amounted to $43,548,000 and $34,942,000 in 2000 and 1999, respectively. Rent expense was $4,439,000 and $4,585,000 in 2000 and 1999, respectively.

During 2000 and 1999, the Company made capital contributions of $16,983,000 and $8,726,000 respectively, to its wholly owned subsidiary IFS Financial Services
(IFS). Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $5,325,000 and $5,076,000 in 2000 and 1999, respectively.

At December 31, 2000 and 1999, the Company had $54,693,000 and $55,338,000,
respectively, invested in the Touchstone Funds, mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


7. Federal Income Taxes

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of income:


                                                                  2000              1999
                                                             ----------------------------------
                                                                      (in thousands)


Income tax computed at statutory rate                        $      13,459      $     11,857
Increase (decrease) in taxes resulting from:
   Adjustments to statutory reserves for tax purposes                2,572             6,000
   Deferred acquisition costs recorded for tax purposes              1,760             3,214
   Reclassification of capital gains to ordinary income                  -             1,174
   Bond discount accretion                                          (3,596)           (2,930)
   Difference between book and tax income from
       investments in partnerships                                   3,409               602
   Amortization of IMR                                              (1,381)           (2,073)
   Dividend received deduction                                        (368)               -
   Changes in prior period estimates                                (5,804)             (142)
   Other                                                            (1,621)               59
                                                             ---------------- -----------------
     Federal income taxes                                    $       8,430     $      17,761
                                                             ================ =================


The Company made tax payments in the amount of $29,051,000 and $9,419,000 in 2000 and 1999, respectively.

8. Reconciliation to Annual Statement

Certain items on the balance sheets have been reclassified which results in a difference between the total admitted assets on the accompanying balance sheets and total admitted assets reported in the 2000 and 1999 annual statements. The reclasses had no effect on income or capital and surplus. Reconciliation to the annual statement total assets as of December 31, 2000 and 1999 is summarized as follows:

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


8. Reconciliation to Annual Statement (continued)


                                                            2000               1999
                                                      ------------------------------------
                                                                (in thousands)


Total assets per accompanying balance sheets          $    4,707,556     $    4,326,079
Life insurance premium and annuity considerations
  deferred and uncollected                                   (26,441)           (27,545)
Unpaid losses on reinsurance ceded                            (7,019)            (6,707)
                                                      ------------------ -----------------
      Total assets per annual statement               $    4,674,096     $    4,291,827
                                                      ================== =================


9. Commitments and Contingencies

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 2000 the Company does not have any material leases for office space or equipment.

10. Regulatory Matters

A reconciliation of SAP Surplus to GAAP Surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:


                                                               2000                    1999
                                                       ----------------------- ---------------------
                                                                         (in thousands)


SAP surplus                                                 $ 234,298                $ 203,430
Deferred policy acquisition costs                             285,247                  337,952
Policy reserves                                                35,081                   54,672
Asset valuation and interest maintenance reserves              42,964                   67,100
Income taxes                                                  (31,460)                 (16,127)
Net unrealized gain (loss) on available-for-sale
   securities                                                  (9,435)                (102,218)
Other, net                                                   (197,408)                (214,100)
                                                       ----------------------- ---------------------
GAAP surplus                                                $ 359,287                $ 330,709
                                                       ======================= =====================


                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


10. Regulatory Matters (continued)


                                                  2000                   1999
                                          ----------------------- -------------------
                                                           (in thousands)


SAP net income                                  $ 15,856               $ 10,343
Deferred policy acquisition costs                (10,893)               (10,255)
Policy reserves                                  (19,589)                (4,915)
Income taxes                                       4,573                  8,449
Interest maintenance reserve                     (11,767)                (7,093)
Other, net                                        22,043                 17,276
                                          ----------------------- -------------------
GAAP net income                                 $    223               $ 13,805
                                          ======================= ===================


The Company is required by statutory regulations to meet minimum risked-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2000 and 1999, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under Ohio law, the Company is subject to certain statutory restrictions on dividends it may pay to its parent. Dividends paid from other than "earned surplus" also require prior regulatory approval. During 2000 and 1999, the Company did not pay dividends to Western and Southern.

11. Annuity Reserves

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


11. Annuity Reserves (continued)



                                                                     Amount      Percent
                                                                 -------------  ----------
                                                                       (in thousands)


  Subject to discretionary withdrawal:
   At book value less current surrender charge of 5%
     or more                                                        $1,688,216      50.4%
   At market value                                                     263,910       7.9%
   Subject to discretionary withdrawal (without
       adjustment) at book value with minimal or no
       charge or adjustment                                          1,328,801      39.7%
   Not subject to discretionary withdrawal                              68,082       2.0%
   Total net annuity reserves and deposit fund liabilities          $3,349,009     100.0%
                                                                 =============  =========


The net annuity reserves and deposit fund liabilities shown above are included in "Policy reserves" in the balance sheets.

12. Separate Accounts

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts. The assets consist of mutual funds. The assets are carried at market value.

The separate account assets do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2000 is as follows:


                                                                         Nonguaranteed
                                                                       Separate Accounts
                                                                     ----------------------
                                                                        (in thousands)


Premiums, deposits and other considerations for the year ended
 December 31, 2000                                                         $ 39,498
                                                                     ======================

Reserves for separate accounts as of December 31, 2000
     (all subject to discretionary withdrawal)                             $263,918
                                                                     ======================


                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


12. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                            2000
                                                                                    ----------------------
                                                                                       (in thousands)


Transfers as reported in the statements of income of the separate accounts statement:
     Transfers to separate accounts                                                       $ 39,498
     Transfers from separate accounts                                                       46,710
                                                                                    ----------------------
Net transfers from separate accounts                                                        (7,212)

Reconciling Adjustments:
      Miscellaneous income                                                                      25
                                                                                    ----------------------
Net transfers as reported in the statements of income                                     $ (7,187)
                                                                                    ======================
